UNITED STATES
SECURITIES AND EXCHANGE COMMISSION
Washington, D.C. 20549

FORM N-CSR

CERTIFIED SHAREHOLDER REPORT OF REGISTERED
MANAGEMENT INVESTMENT COMPANIES

Investment Company Act file number 811-08509

Buffalo Small Cap Fund, Inc.
(Exact name of registrant as specified in charter)

5420 West 61st Place
Shawnee Mission, KS 66205
(Address of principal executive offices) (Zip code)

Kent W. Gasaway
5420 West 61st Place
Shawnee Mission, KS 66205
(Name and address of agent for service)

(913) 384-1513
Registrant’s telephone number, including area code

Date of fiscal year end: March 31, 2006

Date of reporting period: September 30, 2005

Item 1. Report to Stockholders.

The following is a copy of the report transmitted to shareholders pursuant to Rule 30e-1 under the Investment Company Act of 1940 (17 CFR 270.30e-1)

BUFFALO ®
FUNDS

Balanced Fund High Yield Fund Large Cap Fund Micro Cap Fund Mid Cap Fund Science & Technology Fund Small Cap Fund USA Global Fund

SEMIANNUAL REPORT
September 30, 2005

MESSAGE
To Our Shareholders

While the stock market has shown an upward bias the past six months, the direction has been far from definitive. However, I am happy to announce the direction of our firm is very clear. We are executing on many of the initiatives we discussed in past letters. Kornitzer Capital Management, Inc. (KCM), the manager of the Buffalo Funds, continues to expand infrastructure to improve its capabilities to shareholders across the board. This includes investment management and research, client service and marketing.

One of our promises was to have more face-to-face meetings with major shareholders. It is in all shareholders interests to see us do more long-term relationship building. We believe we build tremendous goodwill and loyalty with those shareholders who hear our story in person. A stable and secure asset base is certainly the preferable fit for our long-term, low turnover investment strategy. Our portfolio managers and relationship manager have been very busy traveling the past six months visiting financial advisors, consultants and institutions. We have a full travel schedule planned for the remainder of 2005 and will soon begin making arrangements for visits into 2006. We hope to see you soon!

On the research front, we continue to interview experienced investment professionals from all over the country. It is our intention to add more analysts to support the various teams managing the Buffalo Funds. We are optimistic we will make more announcements by the time of the next annual letter.

Regarding our outlook and positioning for the Funds, we would at this point have to go back to late 2002 to give you some parallels. While overall stock valuations are not yet at the bargain levels of 2002, we are seeing more and more compelling individual opportunities. In particular, we are using this difficult market to attempt to upgrade the quality of our companies in all our Funds, just as we did in 2002. The most highly valued companies often have the characteristics that we most covet: strong secular revenue growth, strong balance sheets, produce free cash flow, generate high profit margins, have barriers to entry in their marketplace, have scalable business models and have strong and deep management teams. These are the types of companies you have to wait patiently for valuations to reach reasonable levels. We are excited that many companies that fit these criteria are now reaching or nearing our purchase targets. We cannot control whether investors want to own stocks, in general. However, when investors get back into a stock buying mode we want to make sure we own companies we think will be in high demand. This opportunistic upgrading of portfolios benefited Buffalo shareholders when the market turned up in 2003-04. We believe it is the right thing to do in the current timeframe as well.

As fellow shareholders, we will continue to look out for your best interests. The attached Portfolio Management Review will give you an individual update on each Fund. We thank you for your confidence and support.

Sincerely, Kent W. Gasaway President Buffalo Funds

Past performance does not guarantee future results. Mutual fund investing involves risk; loss of principle is possible. Please see the following Semi-Annual Report for the Funds’ holdings information.

2

PORTFOLIO MANAGEMENT REVIEW

Generally speaking, the last six months proved to be a good period for the equity markets, and our Funds posted positive returns across the board. The market’s resilience is fundamentally pinned to the underlying earnings growth in corporate America, which has remained strong despite much higher energy prices. As we move into November, investor concern is turning from hurricane-related economic exposure to whether consumer spending will “weather” the holiday spending season, given the anticipated rise in home heating costs and rising interest rates.

Uncertainty is the markets’ stock in trade, however, and we believe the underlying fundamentals of the economy are sound. We have been pleased with the earnings of the companies in the Funds over the last six months, and we believe the overall stock market is looking attractively valued and that stock performance will be led by corporate fundamentals.

Buffalo Small Cap Fund was up 6.05% over the last six months ending in September. This compares to the S&P Smallcap 600 Index which was up approximately 9.53% over the same period. Despite being underweight in the energy sector, much of the Fund’s performance over this short time period can be traced to our allocations in healthcare and technology consumer discretionary stocks. Several stocks were standout performers during the period, including Amylin Pharmaceuticals, Inc. (3.02% of Fund assets), Adtran, Inc. (2.27% of Fund assets) and Mentor Corp. (2.61% of Fund assets). Given the rising cost of energy and worries of a slowdown in consumer spending, some of our holdings in the consumer discretionary sector held performance back.

Buffalo Mid Cap Fund was up 10.85% over the last six months. The Fund’s benchmark, the S&P Midcap 400 Index, was up 9.35% over the same period. The outperformance over this relatively short period can be traced primarily to our technology and healthcare stocks, despite having little to no exposure in the energy sector — a sector that has performed admirably of late. Several stocks were standout performers: SanDisk Corp. (1.82% of Fund assets), Garmin Ltd. (1.75% of Fund assets) and Iron Mountain, Inc. (2.02% of Fund assets). Iron Mountain is well-positioned to benefit from the ever growing requirement for data storage and information management. Given the uncertainty that the market is forecasting for consumer spending, holdings within the consumer discretionary sector were laggards in the portfolio.

Buffalo Large Cap Fund was up 3.05% during the six-month period ending in September. The Fund's benchmark, the S&P 500 Index, was up 5.02% over the same period. The primary differential in returns can be attributed to the Fund’s underweighting in the energy sector. The Fund had some notable performers within the technology and financial sectors during the period, including Texas Instruments Inc. (2.12% of Fund assets), Northern Trust Corp. (3.73% of Fund assets) and Principal Financial Group, Inc. (1.90% of Fund assets). Aside from being underweight in the energy sector, consumer spending related holdings also held the Fund back during the period.

3

MESSAGE
To Our Shareholders (Continued)

Buffalo USA Global Fund was up 9.25% during the last six months. The S&P 500 Index was up 5.02% over the same period. The relative strength in the Fund can be attributed to its healthy weightings in technology and healthcare, despite being underweight in the very strong energy sector. Notable performers include Mentor Corp. (2.61% of Fund assets), Motorola, Inc. (1.85% of Fund assets) and Millipore Corp. (3.07% of Fund assets). Like all the companies in this Fund, these generate a substantial portion of their business outside of the United States.

Buffalo Science & Technology Fund was up 12.21% over the last six months. The S&P 500 Index and the Lipper Science & Technology Funds Index returned 5.02% and 10.95%, respectively, over the same period. We continually reposition the Fund to take advantage of opportunities presented in these relatively dynamic sectors. We increased the Fund’s weighting in technology holdings as technology stocks lagged early in the year, and we began to find better bargains in the technology sector versus the healthcare sector. Standout performers, as with some of our other Funds, included Amylin Pharmaceuticals, Inc. (2.85% of Fund assets), Adtran, Inc. (1.81% of Fund assets) and Mentor Corp. (1.79% of Fund assets).

Buffalo High Yield Fund was up 2.32% over the last half year. The Merrill Lynch High Yield Master Index was up 3.62% over the same period and the Lipper High Yield Bond Funds Index returned 3.43%. We feel that the underlying economy in general is strong and that the Federal Reserve is not yet finished raising short-term rates as it continues to fight inflation. We have held a relatively high cash position in the Fund because we believed that yields on high yield bonds were not “high” enough in view of the risk normally associated with such bonds. To stem the influx of new cash given the unusual market environment for high yield bonds, the Fund was temporarily closed to new purchases from broker-dealers from March 19, 2004 through November 14, 2005. Toward the end of the semi-annual period, however, the risk/reward characteristics began to improve and we are beginning to find attractive investment opportunities in the high yield bond market.

Buffalo Balanced Fund performed well, posting a positive return of 6.39% over the prior six months versus the S&P 500 Index, which posted gains of 5.02% over the same period. The S&P 500 Index and Merrill Lynch U.S. Domestic Master Index Weighted Average and the Lipper Balanced Funds Index posted gains of 3.97% and 4.77%, respectively, over the same period. Energy sector holdings were a primary contributor to performance, including Suncor Energy, Inc. (2.41% of Fund assets), Marathon Oil Corp. (1.60% of Fund assets) and ConocoPhillips (4.17% of Fund assets). We are continuing to keep the bond/equity mix at approximately 50%/50%, with most stocks paying dividends in the 2-3% range.

4

Buffalo Micro Cap Fund is the newest member of the Buffalo family and has been in existence for slightly over a year. The Fund was up 10.83% during the six-month period ending in September, with its benchmark, the Russell 2000 Index, up 9.21%. The Lipper Micro Cap Funds Index returned 10.31% over the same period. Notable performers over the last six months included LifeCell Corp. (1.53% of Fund assets), Meridian Bioscience, Inc. (1.36% of Fund assets), Captiva Software Corp. (2.04% of Fund assets) and Neoware Systems, Inc. (2.07% of Fund assets). The investment management team strives to identify attractive candidates for inclusion, and the Fund has garnered steady inflows. We believe the Micro Cap Fund is particularly well suited to the long-term management style of the Buffalo Funds. The companies we are identifying fit our trends and have attractive long-term prospects.

Thank you for your investments and confidence in the Buffalo Funds.

Sincerely, John C. Kornitzer President	Kent W. Gasaway Sr. Vice President

Robert Male Sr. Vice President	Grant P. Sarris Sr. Vice President

William J. Kornitzer III Sr. Vice President

5

INVESTMENT RESULTS

Total Returns as of September 30, 2005

		AVERAGE ANNUAL
	SIX MONTHS	ONE YEAR	FIVE YEARS	TEN YEARS	SINCE INCEPTION

Buffalo Balanced Fund
(inception date 8/12/94)	6.39%	11.67%	5.03%	7.27%	7.72%
S&P 500 Index	5.02%	12.25%	-1.49%	9.49%	11.10%
S&P 500 Index & Merrill Lynch US Domestic
Master Index Weighted Average*	3.97%	8.52%	1.78%	8.33%	9.50%
Lipper Balanced Funds Index	4.77%	10.05%	2.89%	7.86%	8.68%

Buffalo High Yield Fund
(inception date 5/19/95)	2.32%	3.18%	8.07%	7.59%	8.27%
Merrill Lynch High Yield Master Index	3.62%	6.69%	7.74%	7.08%	7.28%
Lipper High Yield Bond Funds Index	3.43%	6.85%	4.96%	5.49%	5.71%

Buffalo Large Cap Fund
(inception date 5/19/95)	3.05%	10.10%	-2.29%	8.77%	10.04%
S&P 500 Index	5.02%	12.25%	-1.49%	9.49%	10.48%
Lipper Capital Appreciation Funds Index	8.36%	17.14%	-2.95%	7.35%	8.64%
Lipper Large-Cap Core Funds Index	5.13%	11.47%	-2.75%	8.08%	9.02%

Buffalo Micro Cap Fund
(inception date 5/21/04)	10.83%	22.10%	N/A	N/A	12.71%
Russell 2000 Index	9.21%	17.95%	N/A	N/A	17.36%
Lipper Micro-Cap Funds Index	10.31%	19.85%	N/A	N/A	15.84%

Buffalo Mid Cap Fund
(inception date 12/17/01)	10.85%	22.70%	N/A	N/A	9.45%
S&P Midcap 400 Index	9.35%	22.16%	N/A	N/A	11.41%
Russell Midcap Index	10.35%	25.10%	N/A	N/A	13.10%
Lipper Mid-Cap Core Funds Index	8.16%	19.44%	N/A	N/A	9.80%

Buffalo Science & Technology Fund
(inception date 4/16/01)	12.21%	15.00%	N/A	N/A	4.25%
S&P 500 Index	5.02%	12.25%	N/A	N/A	2.63%
Lipper Science & Technology Funds Index	10.95%	17.81%	N/A	N/A	-3.87%

Buffalo Small Cap Fund
(inception date 4/14/98)	6.05%	15.99%	13.61%	N/A	17.52%
S&P Smallcap 600 Index	9.53%	21.21%	10.95%	N/A	8.47%
Russell 2000 Index	9.21%	17.95%	6.45%	N/A	5.72%
Lipper Small-Cap Core Funds Index	9.21%	17.89%	7.90%	N/A	7.27%

Buffalo USA Global Fund
(inception date 5/19/95)	9.25%	11.93%	-0.10%	10.65%	11.11%
S&P 500 Index	5.02%	12.25%	-1.49%	9.49%	10.48%
Lipper Capital Appreciation Funds Index	8.36%	17.14%	-2.95%	7.35%	8.64%
Lipper Global Funds Index	8.56%	20.60%	1.03%	7.66%	8.28%

*	The performance figure shown for comparison purposes is a weighted average made up of 60% of the S&P 500 Index and 40% of the Merrill Lynch U.S. Domestic Master Index.

Performance data quoted represents past performance; past performance does not guarantee future results. The investment return and principal value of an investment will fluctuate so that an investor’s shares, when redeemed, may be worth more or less than their original cost. Current performance of the Fund may be lower or higher than the performance quoted. Performance data current to the most recent month end may be obtained by visiting www.buffalofunds.com.

6

The Buffalo Balanced, Large Cap, Mid Cap, Science & Technology and USA Global Funds impose a 2.00% redemption fee on shares held for less than two months and the Buffalo High Yield, Micro Cap and Small Cap Funds will impose a 2.00% redemption fee on shares held less than six months.

The Fund returns shown do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or the redemption of Fund shares. The benchmark returns shown, excluding the Lipper Indices, reflect the reinvestment of dividends and capital gains but do not reflect the deduction of any investment management fees, other expenses or taxes. The performance of the Lipper Indices is presented net of the Funds’ fees and expenses, however applicable sales charges are not taken into consideration. One cannot invest directly in an index.

The S&P 500 Index is a capitalization weighted index of 500 large capitalization stocks which is designed to measure broad domestic securities markets. The Merrill Lynch U.S. Domestic Master Index is a capitalization weighted aggregation of outstanding U.S. treasury, agency and supranational, mortgage pass-through and investment grade corporate bonds meeting specified criteria. The Lipper Balanced Funds Index is an unmanaged, net asset value weighted index of the 30 largest balanced mutual funds. The Merrill Lynch High Yield Master Index is an unmanaged index comprised of over 1,200 high yield bonds representative of high yield bond markets as a whole. The Lipper High Yield Bond Funds Index is a widely recognized index of the 30 largest mutual funds that invest primarily in high yield bonds. The Lipper Large-Cap Core Funds Index is an unmanaged, equally weighted performance index of the 30 largest qualifying mutual funds (based on net assets) in the Lipper Large-Cap classification. The Lipper Capital Appreciation Funds Index is an equally weighted performance index of the 30 largest qualifying funds in the investment objective. The Russell 2000 Index consists of the smallest 2,000 securities in the Russell 3000 Index, representing approximately 8% of the Russell 3000 total market capitalization. The Lipper Micro-Cap Funds Index is an unmanaged equally weighted performance index of the 30 largest qualifying mutual funds (based on net assets) in the Lipper Micro-Cap classification. The S&P Midcap 400 Index consists of 400 domestic stocks chosen for market size, liquidity and industry group representation. It is a market-weighted index with each stock affecting the index in proportion to its market value. The Russell Midcap Index measures the performance of the 800 smallest companies in the Russell 1000 Index, which represent approximately 25% of the total market capitalization of the Russell 1000 Index. The index has a total market range of approximately $1.6 billion to $12.4 billion. The Lipper Mid-Cap Core Funds Index is an unmanaged, equally weighted performance index of the 30 largest qualifying mutual funds (based on net assets) in the Lipper Mid-Cap classification. The Lipper Science & Technology Funds Index is an unmanaged, equally weighted performance index of the 30 largest qualifying mutual funds (based on net assets) in the Lipper Science and Technology classification. The S&P Smallcap 600 Index consists of 600 domestic stocks chosen for market size, liquidity, bid-asked spread, ownership, share turnover and number of no-trade days and industry group representation. The Lipper Small-Cap Core Funds Index is an unmanaged, equally weighted performance index of the 30 largest qualifying mutual funds (based on net assets) in the Lipper Small-Cap classification. The Lipper Global Funds Index is an equally weighted performance index of the 30 largest qualifying funds in the investment objective (to invest at least 25% of its portfolio in securities traded outside of the United States).

References to specific securities should not be construed as recommendations by the Funds or their Advisor. Please refer to the schedule of investments in the report for Fund holdings information.

Please refer to the prospectus for special risks associated with investing in the Buffalo Funds, including, but not limited to, risks involved with investments in science and technology, foreign, lower- or non-rated securities and smaller companies.

Must be preceded or accompanied by a current prospectus.

Quasar Distributors, LLC, distributor. 11/05

7

EXPENSE EXAMPLE

As a shareholder of the Funds, you incur two types of costs: (1) transaction costs and (2) ongoing costs, including management fees and other Fund expenses. The example below is intended to help you understand your ongoing costs (in dollars) of investing in the Funds and to compare these costs with the ongoing costs of investing in other mutual funds. The example is based on an investment of $1,000 invested at the beginning of the period and held for the entire period (4/1/05 – 9/30/05). This information is unaudited.

ACTUAL EXPENSES

The first line of the tables below provides information about actual account values and actual expenses. Although the Funds charge no sales load or transaction fees, you will be assessed fees for outgoing wire transfers, returned checks and stop payment orders at prevailing rates charged by U.S. Bancorp Fund Services, LLC, the Funds’ transfer agent. If you request that a redemption be made by wire transfer, currently a $15.00 fee is charged by the Funds’ transfer agent. You will be charged a redemption fee equal to 2.00% of the net amount of the redemption if you redeem your shares of the Buffalo Balanced, Large Cap, Mid Cap, Science & Technology and USA Global Funds within two months of purchase. The Buffalo High Yield, Small Cap and Micro Cap Funds will charge a redemption fee equal to 2.00% of the net amount of the redemption if you redeem your shares within six months of purchase. To the extent a Fund invests in shares of other investment companies as part of its investment strategy, you will indirectly bear your proportionate share of any fees and expenses charged by the underlying funds in which the Fund invests in addition to the expenses of the Fund. Actual expenses of the underlying funds are expected to vary among the various underlying funds. These expenses are not included in the example below. The example below includes management fees, registration fees and other expenses. However, the example below does not include portfolio trading commissions and related expenses and other extraordinary expenses as determined under U.S. generally accepted accounting principles. You may use the information in this line, together with the amount you invested, to estimate the expenses that you paid over the period. Simply divide your account value by $1,000 (for example, an $8,600 account value divided by $1,000 = 8.6), then multiply the result by the number in the first line under the heading entitled “Expenses Paid During Period” to estimate the expenses you paid on your account during this period.

HYPOTHETICAL EXAMPLE FOR COMPARISON PURPOSES

The second line of the tables below provides information about hypothetical account values and hypothetical expenses based on the Funds’ actual expense ratios and an assumed rate of return of 5% per year before expenses, which are not the Funds’ actual returns. The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses you paid for the period. You may use this information to compare the ongoing costs of investing in our Funds and other funds. To do so, compare this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of the other funds. Please note that the expenses shown in the table are meant to highlight your ongoing costs only and do not reflect any transactional costs, such as sales charges (loads), redemption fees, or exchange fees. Therefore, the second line of the table is useful in comparing ongoing costs only, and will not help you determine the relative total costs of owning different funds. In addition, if these transactional costs were included, your costs would have been higher.

	BUFFALO BALANCED FUND
	BEGINNING ACCOUNT VALUE APRIL 1, 2005	ENDING ACCOUNT VALUE SEPTEMBER 30, 2005	EXPENSES PAID DURING PERIOD APRIL 1, 2005 - SEPTEMBER 30, 2005*

Actual	$1,000.00	$1,063.90	$5.33
Hypothetical (5% return before expenses)	$1,000.00	$1,019.90	$5.22

*	Expenses are equal to the Fund’s annualized expense ratio of 1.03%, multiplied by the average account value over the period, multiplied by 183/365 to reflect the one-half year period.

	BUFFALO HIGH YIELD FUND
	BEGINNING ACCOUNT VALUE APRIL 1, 2005	ENDING ACCOUNT VALUE SEPTEMBER 30, 2005	EXPENSES PAID DURING PERIOD APRIL 1, 2005 - SEPTEMBER 30, 2005*

Actual	$1,000.00	$1,023.20	$5.17
Hypothetical (5% return before expenses)	$1,000.00	$1,019.95	$5.16

*	Expenses are equal to the Fund’s annualized expense ratio of 1.02%, multiplied by the average account value over the period, multiplied by 183/365 to reflect the one-half year period.

8

	BUFFALO LARGE CAP FUND
	BEGINNING ACCOUNT VALUE APRIL 1, 2005	ENDING ACCOUNT VALUE SEPTEMBER 30, 2005	EXPENSES PAID DURING PERIOD APRIL 1, 2005 - SEPTEMBER 30, 2005*

Actual	$1,000.00	$1,030.50	$5.29
Hypothetical (5% return before expenses)	$1,000.00	$1,019.85	$5.27

*	Expenses are equal to the Fund’s annualized expense ratio of 1.04%, multiplied by the average account value over the period, multiplied by 183/365 to reflect the one-half year period.

	BUFFALO MICRO CAP FUND
	BEGINNING ACCOUNT VALUE APRIL 1, 2005	ENDING ACCOUNT VALUE SEPTEMBER 30, 2005	EXPENSES PAID DURING PERIOD APRIL 1, 2005 - SEPTEMBER 30, 2005*

Actual	$1,000.00	$1,108.30	$8.09
Hypothetical (5% return before expenses)	$1,000.00	$1,017.40	$7.74

*	Expenses are equal to the Fund’s annualized expense ratio of 1.53%, multiplied by the average account value over the period, multiplied by 183/365 to reflect the one-half year period.

	BUFFALO MID CAP FUND
	BEGINNING ACCOUNT VALUE APRIL 1, 2005	ENDING ACCOUNT VALUE SEPTEMBER 30, 2005	EXPENSES PAID DURING PERIOD APRIL 1, 2005 - SEPTEMBER 30, 2005*

Actual	$1,000.00	$1,108.50	$5.39
Hypothetical (5% return before expenses)	$1,000.00	$1,019.95	$5.16

*	Expenses are equal to the Fund’s annualized expense ratio of 1.02%, multiplied by the average account value over the period, multiplied by 183/365 to reflect the one-half year period.

	BUFFALO SCIENCE & TECHNOLOGY FUND
	BEGINNING ACCOUNT VALUE APRIL 1, 2005	ENDING ACCOUNT VALUE SEPTEMBER 30, 2005	EXPENSES PAID DURING PERIOD APRIL 1, 2005 - SEPTEMBER 30, 2005*

Actual	$1,000.00	$1,122.10	$5.53
Hypothetical (5% return before expenses)	$1,000.00	$1,019.85	$5.27

*	Expenses are equal to the Fund’s annualized expense ratio of 1.04%, multiplied by the average account value over the period, multiplied by 183/365 to reflect the one-half year period.

	BUFFALO SMALL CAP FUND
	BEGINNING ACCOUNT VALUE APRIL 1, 2005	ENDING ACCOUNT VALUE SEPTEMBER 30, 2005	EXPENSES PAID DURING PERIOD APRIL 1, 2005 - SEPTEMBER 30, 2005*

Actual	$1,000.00	$1,060.50	$5.22
Hypothetical (5% return before expenses)	$1,000.00	$1,020.00	$5.11

*	Expenses are equal to the Fund’s annualized expense ratio of 1.01%, multiplied by the average account value over the period, multiplied by 183/365 to reflect the one-half year period.

	BUFFALO USA GLOBAL FUND
	BEGINNING ACCOUNT VALUE APRIL 1, 2005	ENDING ACCOUNT VALUE SEPTEMBER 30, 2005	EXPENSES PAID DURING PERIOD APRIL 1, 2005 - SEPTEMBER 30, 2005*

Actual	$1,000.00	$1,092.50	$5.46
Hypothetical (5% return before expenses)	$1,000.00	$1,019.85	$5.27

*	Expenses are equal to the Fund’s annualized expense ratio of 1.04%, multiplied by the average account value over the period, multiplied by 183/365 to reflect the one-half year period.

9

ALLOCATION OF
PORTFOLIO HOLDINGS

Percentages represent market value as a percentage of total investments on September 30, 2005 (unaudited).

BUFFALO BALANCED FUND	BUFFALO LARGE CAP FUND

BUFFALO HIGH YIELD FUND	BUFFALO MICRO CAP FUND

10

BUFFALO MID CAP FUND	BUFFALO SMALL CAP FUND

BUFFALO SCIENCE & TECHNOLOGY FUND	BUFFALO USA GLOBAL FUND

11

BUFFALO
BALANCED FUND

SCHEDULE OF INVESTMENTS
September 30, 2005 (unaudited)

SHARES		MARKET VALUE

COMMON STOCKS – 53.87%
CONSUMER DISCRETIONARY – 0.93%
	Hotels, Restaurants & Leisure – 0.93%
30,000	Argosy Gaming Co.(a)	$1,409,700

	Total Consumer Discretionary	1,409,700

CONSUMER STAPLES – 9.60%
	Beverages – 2.40%
10,800	Anheuser-Busch Companies, Inc.	464,832
40,000	The Coca-Cola Co.	1,727,600
25,000	PepsiCo, Inc.	1,417,750

		3,610,182

	Food & Staples Retailing – 0.57%
20,000	Costco Wholesale Corp.	861,800

	Food Products – 5.58%
25,000	Campbell Soup Co.	743,750
75,000	ConAgra Foods, Inc.	1,856,250
35,000	General Mills, Inc.	1,687,000
30,000	H.J. Heinz Co.	1,096,200
30,000	Kellogg Co.	1,383,900
30,000	Sara Lee Corp.	568,500
15,000	Wm. Wrigley Jr. Co.	1,078,200

		8,413,800

	Household Products – 1.05%
30,000	Colgate-Palmolive Co.	1,583,700

	Total Consumer Staples	14,469,482

ENERGY – 20.78%
	Energy Equipment & Services – 0.07%
11,742	Eagle Geophysical, Inc.(a)	108,613

	Oil & Gas – 20.71%
10,000	Amerada Hess Corp.	1,375,000
25,000	Anadarko Petroleum Corp.	2,393,750
27,500	Apache Corp.	2,068,550
40,000	BP PLC, ADR	2,834,000
55,000	ChevronTexaco Corp.	3,560,150
90,000	ConocoPhillips	6,291,900
45,000	Exxon Mobil Corp.	2,859,300
20,000	Frontier Oil Corp.	887,000
29,861	Kerr-McGee Corp.	2,899,802
35,000	Marathon Oil Corp.	2,412,550
60,000	Suncor Energy, Inc.	3,631,800

		31,213,802

	Total Energy	31,322,415

FINANCIALS – 10.24%
	Commercial Banks – 2.90%
45,000	Bank of America Corp.	1,894,500
25,000	KeyCorp	806,250
10,000	Marshall & Ilsley Corp.	435,100
10,000	Northern Trust Corp.	505,500
20,000	Wilmington Trust Corp.	729,000

		4,370,350

12

SHARES		MARKET VALUE

FINANCIALS (Continued)
	Diversified Financial Services – 2.87%
50,000	Citigroup Inc.	$2,276,000
25,000	JPMorgan Chase & Co.	848,250
10,000	PNC Financial Services Group	580,200
20,000	Regions Financial Corp.	622,400

		4,326,850

	Insurance – 3.17%
30,000	The Allstate Corp.	1,658,700
15,000	The Chubb Corp.	1,343,250
30,000	Cincinnati Financial Corp.	1,256,700
10,000	Lincoln National Corp.	520,200

		4,778,850

	Thrifts & Mortgage Finance – 1.30%
50,000	Washington Mutual, Inc.	1,961,000

	Total Financials	15,437,050

HEALTH CARE – 3.51%
	Health Care Equipment & Supplies – 0.66%
25,000	Baxter International Inc.	996,750

	Pharmaceuticals – 2.85%
25,000	Abbott Laboratories	1,060,000
25,000	GlaxoSmithKline PLC, ADR	1,282,000
20,000	Johnson & Johnson	1,265,600
15,000	Wyeth	694,050

		4,301,650

	Total Health Care	5,298,400

INDUSTRIALS – 5.71%
	Aerospace & Defense – 2.48%
30,000	Lockheed Martin Corp.	1,831,200
35,000	Northrop Grumman Corp.	1,902,250

		3,733,450

	Air Freight & Logistics – 0.29%
5,000	FedEx Corp.	435,650

	Airlines – 0.49%
50,000	Southwest Airlines Co.	742,500

	Commercial Services & Supplies – 1.11%
40,000	Pitney Bowes Inc.	1,669,600

	Industrial Conglomerates – 1.34%
60,000	General Electric Co.	2,020,200

	Total Industrials	8,601,400

INFORMATION TECHNOLOGY – 2.46%
	Computers & Peripherals – 0.79%
14,750	International Business Machines Corp.	1,183,245

	Semiconductor & Semiconductor Equipment – 0.82%
50,000	Intel Corp.	1,232,500

13

BUFFALO
BALANCED FUND

SCHEDULE OF INVESTMENTS (continued)
September 30, 2005 (unaudited)

SHARES OR FACE AMOUNT		MARKET VALUE

INFORMATION TECHNOLOGY (Continued)
	Software – 0.85%
50,000	Microsoft Corp.	$1,286,500

	Total Information Technology	3,702,245

UTILITIES – 0.64%
	Multi-Utilities & Unregulated Power – 0.64%
10,000	Kinder Morgan, Inc.	961,600

	Total Utilities	961,600

TOTAL COMMON STOCKS		81,202,292

(COST $62,061,576)

CONVERTIBLE PREFERRED STOCKS – 2.16%
MATERIALS – 2.16%
	Chemicals – 0.70%
53,500	ICO, Inc.(a)	1,056,893

	Construction Materials – 1.46%
40,000	TXI Capital Trust I	2,200,000

	Total Materials	3,256,893

TOTAL CONVERTIBLE PREFERRED STOCKS		3,256,893

(COST $2,778,140)

CORPORATE BONDS – 19.74%
CONSUMER DISCRETIONARY – 7.23%
	Automobiles – 4.41%
	Ford Motor Company
$4,000,000	7.450%, 07/16/2031	3,140,000
	General Motors Acceptance Corp.
4,000,000	8.000%, 11/01/2031	3,501,404

		6,641,404

	Hotels, Restaurants & Leisure – 0.75%
	Circus Circus
55,000	7.625%, 07/15/2013	57,475
	Mikohn Gaming Corp.
1,000,000	11.875%, 08/15/2008	1,076,250

		1,133,725

	Media – 0.07%
	Fisher Communications, Inc.
100,000	8.625%, 09/15/2014	107,250

	Textiles, Apparel & Luxury Goods – 2.00%
	Interface, Inc.
3,000,000	9.500%, 02/01/2014	3,015,000

	Total Consumer Discretionary	10,897,379

14

FACE AMOUNT		MARKET VALUE

CONSUMER STAPLES – 0.86%
	Food & Staples Retailing – 0.32%
	Rite Aid Corp.
$500,000	7.500%, 01/15/2015	$480,000
	Food Products – 0.54%
	Pilgrim’s Pride Corp.
500,000	9.625%, 09/15/2011	540,000
250,000	9.250%, 11/15/2013	276,250

		816,250

	Total Consumer Staples	1,296,250

ENERGY – 7.24%
	Oil & Gas – 7.24%
	Giant Industries, Inc.
4,000,000	8.000%, 05/15/2014	4,200,000
	Swift Energy Co.
10,000	9.375%, 05/01/2012	10,850
	Tesoro Petroleum Corp.
1,250,000	9.625%, 04/01/2012	1,382,813
	United Refining Co.
5,000,000	10.500%, 08/15/2012	5,325,000

	Total Energy	10,918,663

HEALTH CARE – 2.09%
	Health Care Equipment & Supplies – 0.10%
	Inverness Medical Innovations, Inc.
150,000	8.750%, 02/15/2012	153,000

	Pharmaceuticals – 1.99%
	Alpharma, Inc.
100,000	8.625%, 05/01/2011	103,500
	Warner Chilcott Corp.
3,000,000	8.750%, 02/01/2015 (Acquired 01/13/2005, Cost $3,000,000)(b)	2,895,000

		2,998,500

	Total Health Care	3,151,500

INDUSTRIALS – 0.35%
	Commercial Services & Supplies – 0.35%
	Greenbrier Companies, Inc.
500,000	8.375%, 05/15/2015	522,500
	Philip Services, Inc.
25,644	6.000%, 04/15/2010(a)(c)(d)(e)	2

	Total Industrials	522,502

MATERIALS – 1.97%
	Metals & Mining – 1.97%
	Chaparral Steel Co.
2,800,000	10.000%, 07/15/2013 (Acquired 06/29/2005, Cost $2,800,000)(b)	2,968,000

	Total Materials	2,968,000

TOTAL CORPORATE BONDS		29,754,294

(COST $29,851,331)

15

BUFFALO
BALANCED FUND

SCHEDULE OF INVESTMENTS (continued)
September 30, 2005 (unaudited)

FACE AMOUNT		MARKET VALUE

CONVERTIBLE BONDS – 11.14%
CONSUMER DISCRETIONARY – 4.57%
	Hotels, Restaurants & Leisure – 0.34%
	Magna Entertainment Corp.
$500,000	7.250%, 12/15/2009	$515,625

	Media – 4.23%
	Lions Gate Entertainment Corp.
1,000,000	4.875%, 12/15/2010	1,853,750
2,500,000	2.938%, 10/15/2024	2,584,375
2,000,000	3.625%, 03/15/2025	1,927,500

		6,365,625

	Total Consumer Discretionary	6,881,250

HEALTH CARE – 2.17%
	Pharmaceuticals – 2.17%
	Amylin Pharmaceuticals, Inc.
2,700,000	2.500%, 04/15/2011	3,111,750
	Axcan Pharma, Inc.
150,000	4.250%, 04/15/2008	164,625

	Total Health Care	3,276,375

INDUSTRIALS – 2.56%
	Aerospace & Defense – 0.68%
	EDO Corp.
1,000,000	5.250%, 04/15/2007	1,028,750

	Airlines – 1.88%
	JetBlue Airways Corp.
3,000,000	3.750%, 03/15/2035	2,831,250

	Commercial Services & Supplies – 0.00%
	Philip Services, Inc.
775,805	3.000%, 04/15/2020(a)(c)(d)	78

	Total Industrials	3,860,078

INFORMATION TECHNOLOGY – 1.84%
	Software & Services – 1.84%
	The BISYS Group Inc.
2,775,000	4.000%, 03/15/2006	2,771,531

	Total Information Technology	2,771,531

TOTAL CONVERTIBLE BONDS		16,789,234

(COST $16,559,231)

16

SHARES OR FACE AMOUNT		MARKET VALUE

SHORT TERM INVESTMENTS – 12.23%
INVESTMENT COMPANY – 1.13%
1,697,544	SEI Daily Income Trust Treasury II Fund – Class B	$1,697,544

	Total Investment Companies	1,697,544

U.S. TREASURY OBLIGATIONS – 11.10%
	Public Finance, Taxation, And Monetary Policy – 11.10%
$6,745,000	3.035%, 10/06/2005	6,742,703
10,000,000	3.040%, 10/20/2005	9,983,810

	Total U.S. Treasury Obligations	16,726,513

TOTAL SHORT TERM INVESTMENTS		18,424,057

(COST $18,424,057)

TOTAL INVESTMENTS – 99.14%		149,426,770
(COST $129,674,335)

Other Assets in Excess of Liabilities – 0.86%		1,302,445

TOTAL NET ASSETS – 100.00%		$150,729,215

ADR — American Depository Receipt
(a)	Non-income producing
(b)	Security exempt from registration under Rule 144A of the Securities Act of 1933. These securities may be resold in transactions exempt from registration normally to qualified institutional buyers. The total value of these securities amounted to $5,863,000 (3.89% of net assets) at September 30, 2005.
(c)	Security is in default at September 30, 2005.
(d)	Fair valued security. The total value of these securities amounted to $80 (0.00% of net assets) at September 30, 2005.
(e)	Payment-in-kind security.

See accompanying Notes to Financial Statements.

17

BUFFALO
HIGH YIELD FUND

SCHEDULE OF INVESTMENTS
September 30, 2005 (unaudited)

SHARES		MARKET VALUE

COMMON STOCKS – 9.81%
CONSUMER STAPLES – 2.13%
	Beverages – 1.05%
61,000	The Coca-Cola Co.	$2,634,590

	Food Products – 1.08%
110,360	ConAgra Foods, Inc.	2,731,410

	Total Consumer Staples	5,366,000

ENERGY – 0.06%
	Energy Equipment & Services – 0.06%
17,025	Eagle Geophysical, Inc.(a)	157,481

	Total Energy	157,481

FINANCIALS – 2.85%
	Capital Markets – 0.53%
60,420	WP Stewart & Co. Ltd.	1,348,574

	Commercial Banks – 1.28%
44,700	Bank of America Corp.	1,881,870
41,500	KeyCorp	1,338,375

		3,220,245

	Diversified Financial Services – 0.52%
28,700	Citigroup Inc.	1,306,424

	Thrifts & Mortgage Finance – 0.52%
33,500	Washington Mutual, Inc.	1,313,870

	Total Financials	7,189,113

HEALTH CARE – 0.56%
	Pharmaceuticals – 0.56%
38,025	Bayer AG, ADR	1,399,320

	Total Health Care	1,399,320

INDUSTRIALS – 0.66%
	Commercial Services & Supplies – 0.66%
122,450	The ServiceMaster Co.	1,657,973

	Total Industrials	1,657,973

INFORMATION TECHNOLOGY – 1.05%
	Communications Equipment – 1.05%
157,000	Nokia OYJ, ADR	2,654,870

	Total Information Technology	2,654,870

TELECOMMUNICATION SERVICES – 2.50%
	Diversified Telecommunication Services – 2.50%
101,210	SBC Communications Inc.	2,426,004
80,550	Sprint Nextel Corp.	1,915,479
60,200	Verizon Communications Inc.	1,967,938

	Total Telecommunication Services	6,309,421

TOTAL COMMON STOCKS		24,734,178

(COST $23,774,785)

18

SHARES OR FACE AMOUNT		MARKET VALUE

CONVERTIBLE PREFERRED STOCKS – 3.58%
FINANCIALS – 2.25%
	Commercial Banks – 2.25%
101,200	Boston Private Capital Trust I (Acquired 10/06/2004, Cost $5,060,000)(b)	$4,857,600
17,000	Boston Private Capital Trust I	816,000

	Total Financials	5,673,600

MATERIALS – 1.33%
	Chemicals – 0.60%
76,200	ICO, Inc.(a)	1,505,331

	Construction Materials – 0.73%
33,500	TXI Capital Trust I	1,842,500

	Total Materials	3,347,831

TOTAL CONVERTIBLE PREFERRED STOCKS		9,021,431

(COST $8,248,203)

PREFERRED STOCKS – 0.00%
CONSUMER DISCRETIONARY – 0.00%
	Media – 0.00%
7,250	Adelphia Communications Corp.(a)	3,263

	Total Consumer Discretionary	3,263

TOTAL PREFERRED STOCKS		3,263

(COST $719,125)

CORPORATE BONDS – 54.92%
CONSUMER DISCRETIONARY – 30.35%
	Auto Components – 1.09%
	Lear Corp.
$2,755,000	8.110%, 05/15/2009	2,742,013

	Automobiles – 3.72%
	Ford Motor Credit Company
2,660,000	7.375%, 10/28/2009	2,571,627
	Ford Motor Company
3,880,000	7.450%, 07/16/2031	3,045,800
	General Motors Acceptance Corp.
4,195,000	6.875%, 08/28/2012	3,759,316

		9,376,743

	Hotels, Restaurants & Leisure – 13.27%
	Ameristar Casinos, Inc.
1,780,000	10.750%, 02/15/2009	1,911,275
	Aztar Corp.
1,700,000	7.875%, 06/15/2014	1,785,000
	Circus Circus
3,100,000	7.625%, 07/15/2013	3,239,500
	Host Marriott LP
2,185,000	9.250%, 10/01/2007	2,313,368

19

BUFFALO
HIGH YIELD FUND

SCHEDULE OF INVESTMENTS (continued)
September 30, 2005 (unaudited)

FACE AMOUNT		MARKET VALUE

CONSUMER DISCRETIONARY (Continued)
	Hotels, Restaurants & Leisure (Continued)
	Isle of Capri Casinos
$4,025,000	7.000%, 03/01/2014	$3,879,094
	Mandalay Resort Group
460,000	10.250%, 08/01/2007	496,800
	MGM Mirage
180,000	8.375%, 02/01/2011	194,400
	Mikohn Gaming Corp.
4,587,000	11.875%, 08/15/2008	4,936,759
	Park Place Entertainment Corp.
300,000	8.875%, 09/15/2008	328,875
595,000	8.125%, 05/15/2011	665,656
	Penn National Gaming, Inc.
2,785,000	8.875%, 03/15/2010	2,952,100
1,455,000	6.750%, 03/01/2015	1,433,175
	Royal Caribbean Cruises Ltd.
3,930,000	7.500%, 10/15/2027	4,205,100
	Trump Entertainment Resorts, Inc.
5,275,000	8.500%, 06/01/2015	5,116,750

		33,457,852

	Household Durables – 3.27%
	Rent-A-Center, Inc.
4,110,000	7.500%, 05/01/2010	3,930,188
	Rent-Way, Inc.
850,000	11.875%, 06/15/2010	939,250
	WCI Communities, Inc.
3,160,000	10.625%, 02/15/2011	3,373,300

		8,242,738

	Leisure Equipment & Products – 1.02%
	Pinnacle Entertainment, Inc.
2,570,000	8.250%, 03/15/2012	2,582,850

	Media – 0.07%
	Fisher Communications, Inc.
175,000	8.625%, 09/15/2014	187,687

	Multiline Retail – 0.01%
	Wal-Mart Stores
36,000	8.750%, 12/29/2006	36,084

	Specialty Retail – 3.12%
	Central Garden and Pet Co.
3,290,000	9.125%, 02/01/2013	3,536,750
	FTD, Inc.
2,605,000	7.750%, 02/15/2014	2,624,537
	GSC Holdings Corp.
1,700,000	8.000%, 10/01/2012 (Acquired 09/21/2005, Cost $1,677,693)(b)	1,700,000

		7,861,287

	Textiles, Apparel & Luxury Goods – 4.07%
	Interface, Inc.
2,250,000	10.375%, 02/01/2010	2,441,250
3,570,000	9.500%, 02/01/2014	3,587,850
	Oxford Industries, Inc.
835,000	8.875%, 06/01/2011	872,575

20

FACE AMOUNT		MARKET VALUE

CONSUMER DISCRETIONARY (Continued)
	Textiles, Apparel & Luxury Goods (Continued)
	Phillips Van-Heusen
$3,120,000	7.750%, 11/15/2023	$3,354,000

		10,255,675

	Wireless Telecommunication Services – 0.71%
	Rogers Wireless, Inc.
1,665,000	7.500%, 03/15/2015	1,802,363

	Total Consumer Discretionary	76,545,292

CONSUMER STAPLES – 4.72%
	Food & Staples Retailing – 1.03%
	Rite Aid Corp.
2,700,000	7.500%, 01/15/2015	2,592,000

	Food Products – 1.38%
	Pilgrim’s Pride Corp.
2,085,000	9.625%, 09/15/2011	2,251,800
1,110,000	9.250%, 11/15/2013	1,226,550

		3,478,350

	Household Products – 1.50%
	Spectrum Brands, Inc.
185,000	8.500%, 10/01/2013	179,450
4,000,000	7.375%, 02/01/2015	3,620,000

		3,799,450

	Personal Products – 0.81%
	Elizabeth Arden, Inc.
2,000,000	7.750%, 01/15/2014	2,045,000

	Total Consumer Staples	11,914,800

ENERGY – 7.77%
	Oil & Gas – 7.77%
	Giant Industries, Inc.
4,615,000	8.000%, 05/15/2014	4,845,750
	The Premcor Refining Group Inc.
2,200,000	9.250%, 02/01/2010	2,403,500
450,000	9.500%, 02/01/2013	509,625
2,530,000	7.500%, 06/15/2015	2,719,750
	Swift Energy Co.
300,000	9.375%, 05/01/2012	325,500
	Tesoro Petroleum Corp.
3,900,000	9.625%, 04/01/2012	4,314,375
	United Refining Co.
4,200,000	10.500%, 08/15/2012	4,473,000

	Total Energy	19,591,500

HEALTH CARE – 4.65%
	Health Care Equipment & Supplies – 1.67%
	Bausch & Lomb, Inc.
3,265,000	7.125%, 08/01/2028	3,528,071
	Inverness Medical Innovations, Inc.
665,000	8.750%, 02/15/2012	678,300

		4,206,371

21

BUFFALO
HIGH YIELD FUND

SCHEDULE OF INVESTMENTS (continued)
September 30, 2005 (unaudited)

FACE AMOUNT		MARKET VALUE

HEALTH CARE (Continued)
	Pharmaceuticals – 2.98%
	Alpharma, Inc.
$1,730,000	8.625%, 05/01/2011	$1,790,550
	Warner Chilcott Corp.
5,940,000	8.750%, 02/01/2015 (Acquired 01/13/2005, Cost $5,940,000)(b)	5,732,100

		7,522,650

	Total Health Care	11,729,021

INDUSTRIALS – 6.38%
	Commercial Services & Supplies – 6.38%
	Allied Waste North America
867,000	9.250%, 09/01/2012	942,862
3,600,000	7.875%, 04/15/2013	3,690,000
	Cenveo Inc.
2,065,000	9.625%, 03/15/2012	2,225,038
	Greenbrier Companies, Inc.
1,750,000	8.375%, 05/15/2015	1,828,750
	Iron Mountain, Inc.
1,350,000	8.625%, 04/01/2013	1,420,875
4,255,000	7.750%, 01/15/2015	4,340,100
	Mobile Mini, Inc.
1,265,000	9.500%, 07/01/2013	1,404,150
	Philip Services, Inc.
25,106	6.000%, 04/15/2010(a)(c)(d)(e)	2
	Williams Scotsman, Inc.
250,000	8.500%, 10/01/2015 (Acquired 09/20/2005, Cost $250,000)(b)	254,375

	Total Industrials	16,106,152

MATERIALS – 1.05%
	Construction Materials – 1.05%
	U.S. Concrete, Inc.
2,615,000	8.375%, 04/01/2014	2,641,150

	Total Materials	2,641,150

TOTAL CORPORATE BONDS		138,527,915

(COST $133,244,400)

CONVERTIBLE BONDS – 23.93%
CONSUMER DISCRETIONARY – 9.60%
	Internet & Catalog Retail – 2.11%
	Overstock.com, Inc.
6,800,000	3.750%, 12/01/2011	5,321,000

	Leisure Equipment & Products – 1.93%
	WMS Industries, Inc.
3,140,000	2.750%, 07/15/2010	4,859,150

	Media – 4.61%
	Lions Gate Entertainment Corp.
1,000,000	4.875%, 12/15/2010	1,853,750
6,500,000	2.938%, 10/15/2024	6,719,375
1,500,000	3.625%, 03/15/2025	1,445,625

22

FACE AMOUNT		MARKET VALUE

CONSUMER DISCRETIONARY (Continued)
	Media (Continued)
	Xm Satellite Radio, Inc.
$1,700,000	1.750%, 12/01/2009 (Acquired 02/25/2005, Cost $1,571,027)(b)	$1,617,125

		11,635,875

	Specialty Retail – 0.95%
	Best Buy
2,175,000	2.250%, 01/15/2022	2,389,781

	Total Consumer Discretionary	24,205,806

ENERGY – 0.06%
	Energy Equipment & Services – 0.06%
	Moran Energy, Inc.
161,000	8.750%, 01/15/2008	153,755

	Total Energy	153,755

HEALTH CARE – 5.58%
	Health Care Providers & Services – 0.60%
	Community Health Systems Inc.
1,290,000	4.250%, 10/15/2008	1,506,075

	Pharmaceuticals – 4.98%
	Amylin Pharmaceuticals, Inc.
5,040,000	2.500%, 04/15/2011	5,808,600
	Axcan Pharma, Inc.
1,745,000	4.250%, 04/15/2008	1,915,138
	First Horizon Pharmaceutical Corp.
4,760,000	1.750%, 03/08/2024 (Acquired 03/03/2004 – 04/27/2004, Cost $4,720,239)(b)	4,831,400

		12,555,138

	Total Health Care	14,061,213

INDUSTRIALS – 3.84%
	Airlines – 2.26%
	JetBlue Airways Corp.
6,050,000	3.750%, 03/15/2035	5,709,687

	Commercial Services & Supplies – 1.58%
	NCO Group, Inc.
3,985,000	4.750%, 04/15/2006	3,980,019
	Philip Services, Inc.
759,568	3.000%, 04/15/2020(a)(c)(d)	76

		3,980,095

	Total Industrials	9,689,782

INFORMATION TECHNOLOGY – 4.85%
	Semiconductor & Semiconductor Equipment – 1.89%
	Fairchild Semiconductor International
4,830,000	5.000%, 11/01/2008	4,781,700

	Software – 1.38%
	Wind River Systems, Inc.
3,505,000	3.750%, 12/15/2006	3,483,094

23

BUFFALO
HIGH YIELD FUND

SCHEDULE OF INVESTMENTS (continued)
September 30, 2005 (unaudited)

SHARES OR FACE AMOUNT		MARKET VALUE

INFORMATION TECHNOLOGY (Continued)
	Software & Services – 1.58%
	The BISYS Group Inc.
$3,985,000	4.000%, 03/15/2006	$3,980,019

	Total Information Technology	12,244,813

TOTAL CONVERTIBLE BONDS		60,355,369

(COST $57,449,640)

SHORT TERM INVESTMENTS – 6.52%
INVESTMENT COMPANY – 0.07%
187,072	SEI Daily Income Trust Treasury II Fund – Class B	187,072

	Total Investment Companies	187,072

U.S. TREASURY OBLIGATIONS – 6.45%
	Public Finance, Taxation, And Monetary Policy – 6.45%
$16,260,000	3.035%, 10/06/2005	16,254,462

	Total U.S. Treasury Obligations	16,254,462

TOTAL SHORT TERM INVESTMENTS		16,441,534

(COST $16,441,534)

TOTAL INVESTMENTS – 98.76%		249,083,690
(COST $239,877,687)

Other Assets in Excess of Liabilities – 1.24%		3,132,872

TOTAL NET ASSETS – 100.00%		$252,216,562

ADR — American Depository Receipt
(a)	Non-income producing
(b)	Security exempt from registration under Rule 144A of the Securities Act of 1933. These securities may be resold in transactions exempt from registration normally to qualified institutional buyers. The total value of these securities amounted to $18,992,600 (7.53% of net assets) at September 30, 2005.
(c)	Security is in default at September 30, 2005.
(d)	Fair valued security. The total value of these securities amounted to $78 (0.00% of net assets) at September 30, 2005.
(e)	Payment-in-kind security.

See accompanying Notes to Financial Statements.

24

BUFFALO
LARGE CAP FUND

SCHEDULE OF INVESTMENTS
September 30, 2005 (unaudited)

SHARES		MARKET VALUE

COMMON STOCKS – 97.31%
CONSUMER DISCRETIONARY – 18.75%
	Hotels, Restaurants & Leisure – 7.64%
10,200	Carnival Corp.	$509,796
13,000	Harrah’s Entertainment, Inc.	847,470
18,500	Marriott International, Inc. – Class A	1,165,500
24,100	McDonald’s Corp.	807,109
24,500	Royal Caribbean Cruises Ltd.	1,058,400

		4,388,275

	Household Durables – 0.71%
7,100	Electronic Arts Inc.(a)	403,919

	Leisure Equipment & Products – 3.36%
24,500	Harley-Davidson, Inc.	1,186,780
27,500	International Game Technology	742,500

		1,929,280

	Media – 7.04%
82,400	Time Warner Inc.	1,492,264
33,700	Univision Communications, Inc.(a)	894,061
23,900	Viacom Inc. – Class B	788,939
35,900	The Walt Disney Co.	866,267

		4,041,531

	Total Consumer Discretionary	10,763,005

CONSUMER STAPLES – 7.69%
	Beverages – 2.38%
24,100	PepsiCo, Inc.	1,366,711

	Food & Staples Retailing – 3.90%
29,500	CVS Corp.	855,795
31,800	Walgreen Co.	1,381,710

		2,237,505

	Household Products – 1.41%
15,400	Colgate-Palmolive Co.	812,966

	Total Consumer Staples	4,417,182

FINANCIALS – 18.74%
	Capital Markets – 5.59%
13,000	The Goldman Sachs Group, Inc.	1,580,540
30,200	Morgan Stanley	1,628,988

		3,209,528

	Commercial Banks – 6.98%
35,000	The Bank of New York Co., Inc.	1,029,350
26,100	Mellon Financial Corp.	834,417
42,400	Northern Trust Corp.	2,143,320

		4,007,087

	Diversified Financial Services – 4.27%
31,600	American Express Co.	1,815,104
7,600	Franklin Resources, Inc.	638,096

		2,453,200

25

BUFFALO
LARGE CAP FUND

SCHEDULE OF INVESTMENTS (continued)
September 30, 2005 (unaudited)

SHARES		MARKET VALUE

FINANCIALS (Continued)
	Insurance – 1.90%
23,000	Principal Financial Group, Inc.	$1,089,510

	Total Financials	10,759,325

HEALTH CARE – 21.65%
	Health Care Equipment & Supplies – 5.97%
39,800	Baxter International Inc.	1,586,826
46,700	Boston Scientific Corp.(a)	1,091,379
11,300	C.R. Bard, Inc.	746,139

		3,424,344

	Pharmaceuticals – 15.68%
34,500	Abbott Laboratories	1,462,800
44,200	Bayer AG, ADR	1,626,560
25,800	Johnson & Johnson	1,632,624
13,500	Schering AG, ADR	855,900
91,200	Schering-Plough Corp.	1,919,760
45,100	Teva Pharmaceutical Industries, Ltd., ADR	1,507,242

		9,004,886

	Total Health Care	12,429,230

INDUSTRIALS – 6.69%
	Air Freight & Logistics – 2.88%
19,000	FedEx Corp.	1,655,470

	Airlines – 1.22%
46,987	Southwest Airlines Co.	697,757

	Commercial Services & Supplies – 2.59%
34,600	Automatic Data Processing, Inc.	1,489,184

	Total Industrials	3,842,411

INFORMATION TECHNOLOGY – 23.79%
	Communications Equipment – 5.62%
50,100	Cisco Systems, Inc.(a)	898,293
44,800	Corning Inc.(a)	865,984
86,555	Nokia OYJ, ADR	1,463,645

		3,227,922

	Electronic Equipment & Instruments – 1.23%
54,521	AU Optronics Corp., ADR	706,592

	Internet Software & Services – 1.37%
39,800	Expedia, Inc.(a)	788,438

	IT Services – 2.11%
30,222	First Data Corp.	1,208,880

	Semiconductor & Semiconductor Equipment – 8.49%
32,000	Analog Devices, Inc.	1,188,480
31,700	Applied Materials, Inc.	537,632
47,300	Intel Corp.	1,165,945
35,900	Texas Instruments Inc.	1,217,010
27,600	Xilinx, Inc.	768,660

		4,877,727

26

SHARES		MARKET VALUE

INFORMATION TECHNOLOGY (Continued)
	Software – 4.97%
61,100	Microsoft Corp.	$1,572,103
56,500	Symantec Corp.(a)	1,280,290

		2,852,393

	Total Information Technology	13,661,952

TOTAL COMMON STOCKS		55,873,105

(COST $50,061,821)

SHORT TERM INVESTMENTS – 2.70%
INVESTMENT COMPANY – 2.70%
1,554,094	SEI Daily Income Trust Treasury II Fund – Class B	1,554,094

	Total Investment Companies	1,554,094

TOTAL SHORT TERM INVESTMENTS		1,554,094

(COST $1,554,094)

TOTAL INVESTMENTS – 100.01%		57,427,199
(COST $51,615,915)

Liabilities in Excess of Other Assets – (0.01)%		(7,545)

TOTAL NET ASSETS – 100.00%		$57,419,654

ADR — American Depository Receipt
(a)	Non-income producing

See accompanying Notes to Financial Statements.

27

BUFFALO
MICRO CAP FUND

SCHEDULE OF INVESTMENTS
September 30, 2005 (unaudited)

SHARES		MARKET VALUE

COMMON STOCKS – 89.94%
CONSUMER DISCRETIONARY – 28.05%
	Hotels, Restaurants & Leisure – 6.98%
11,100	Life Time Fitness, Inc.(a)	$367,854
20,520	McCormick & Schmick’s Seafood Restaurants, Inc.(a)	433,382
16,600	Orient-Express Hotels Ltd. – Class A	471,772
15,400	Steiner Leisure Ltd.(a)	523,138
56,300	Sunterra Corp.(a)	739,219
46,200	Trump Entertainment Resorts, Inc.(a)	828,828

		3,364,193

	Internet & Catalog Retail – 3.10%
20,775	Coldwater Creek Inc.(a)	523,946
40,000	Provide Commerce Inc.(a)	970,800

		1,494,746

	Leisure Equipment & Products – 5.21%
37,300	Coachmen Industries, Inc.	428,577
56,800	Digital Theater Systems Inc.(a)	956,512
36,000	Marine Products Corp.	397,080
28,700	MarineMax, Inc.(a)	731,563

		2,513,732

	Media – 1.87%
86,200	Imax Corp.(a)	899,066

	Specialty Retail – 8.02%
48,100	A.C. Moore Arts & Crafts, Inc.(a)	922,558
46,350	Cache, Inc.(a)	705,911
55,700	FTD Group, Inc.(a)	576,495
43,000	Golf Galaxy, Inc.(a)	685,420
61,700	J. Jill Group Inc.(a)	976,094

		3,866,478

	Textiles, Apparel & Luxury Goods – 2.87%
41,000	The Dixie Group, Inc.(a)	653,540
16,200	Oxford Industries, Inc.	730,944

		1,384,484

	Total Consumer Discretionary	13,522,699

CONSUMER STAPLES – 0.84%
	Beverages – 0.84%
8,600	Hansen Natural Corp.(a)	404,888

	Total Consumer Staples	404,888

FINANCIALS – 6.44%
	Commercial Banks – 2.10%
24,100	Boston Private Financial Holdings, Inc.	639,614
10,800	PrivateBancorp, Inc.	370,224

		1,009,838

	Consumer Finance – 2.26%
21,000	Asset Acceptance Capital Corp.(a)	629,370
10,700	Portfolio Recovery Associates, Inc.(a)	462,026

		1,091,396

28

SHARES		MARKET VALUE

FINANCIALS (Continued)
	Diversified Financial Services – 2.08%
50,200	Cohen & Steers, Inc.	$1,004,000

	Total Financials	3,105,234

HEALTH CARE – 27.52%
	Biotechnology – 6.51%
100,742	Biosphere Medical Inc.(a)	572,215
34,100	LifeCell Corp.(a)	737,583
47,200	Neurochem, Inc.(a)	601,800
93,300	Orchid Cellmark, Inc.(a)	793,050
206,200	Vasogen Inc.(a)	435,082

		3,139,730

	Health Care Equipment & Supplies – 14.02%
113,000	Align Technology, Inc.(a)	759,360
32,300	AngioDynamics, Inc.(a)	678,300
77,184	Cardiac Science Corp.(a)	827,412
33,100	ev3, Inc.(a)	620,625
67,900	Lifecore Biomedical, Inc.(a)	820,911
31,650	Meridian Bioscience, Inc.	655,155
48,100	Merit Medical Systems, Inc.(a)	853,294
46,900	Molecular Devices Corp.(a)	979,741
60,000	Spectranetics Corp.(a)	564,600

		6,759,398

	Health Care Providers & Services – 6.99%
160,000	Health Fitness Corp.(a)	366,400
26,800	ICON PLC, ADR(a)	1,340,000
27,900	Lifeline Systems, Inc.(a)	932,697
24,200	PRA International(a)	733,502

		3,372,599

	Total Health Care	13,271,727

INDUSTRIALS – 10.26%
	Commercial Services & Supplies – 10.26%
46,300	Concorde Career Colleges, Inc.(a)	710,705
16,900	CRA International Inc.(a)	704,561
66,700	Educate, Inc.(a)	1,000,500
22,100	First Advantage Corp. – Class A(a)	649,740
30,800	FirstService Corp.(a)	706,860
47,000	Hudson Highland Group, Inc.(a)	1,173,590

	Total Industrials	4,945,956

INFORMATION TECHNOLOGY – 16.83%
	Computers & Peripherals – 1.89%
34,200	Applied Films Corp.(a)	718,200
101,680	Wells-Gardner Electronics Corp.(a)	193,192

		911,392

	Electronic Equipment & Instruments – 3.97%
37,300	FARO Technologies, Inc.(a)	726,977
23,500	Measurement Specialties, Inc.(a)	498,200
40,400	Plexus Corp.(a)	690,436

		1,915,613

29

BUFFALO
MICRO CAP FUND

SCHEDULE OF INVESTMENTS (continued)
September 30, 2005 (unaudited)

SHARES OR FACE AMOUNT		MARKET VALUE

INFORMATION TECHNOLOGY (Continued)
	Internet Software & Services – 4.19%
51,500	Audible, Inc.(a)	$632,935
46,500	eCollege.com Inc.(a)	690,990
81,400	Stellent, Inc.(a)	697,598

		2,021,523

	Semiconductor & Semiconductor Equipment – 1.37%
58,241	Entegris, Inc.(a)	658,123

	Software – 5.41%
54,700	Captiva Software Corp.(a)	982,412
59,600	Neoware Systems, Inc.(a)	997,704
29,400	THQ Inc.(a)	626,808

		2,606,924

	Total Information Technology	8,113,575

TOTAL COMMON STOCKS		43,364,079

(COST $37,695,037)

SHORT TERM INVESTMENTS – 14.68%
INVESTMENT COMPANY – 2.49%
1,198,532	SEI Daily Income Trust Treasury II Fund – Class B	1,198,532

	Total Investment Companies	1,198,532

U.S. TREASURY OBLIGATIONS – 12.19%
	Public Finance, Taxation, And Monetary Policy – 12.19%
$5,880,000	3.035%, 10/06/2005	5,877,981

	Total U.S. Treasury Obligations	5,877,981

TOTAL SHORT TERM INVESTMENTS		7,076,513

(COST $7,076,513)

TOTAL INVESTMENTS – 104.62%		50,440,592
(COST $44,771,550)

Liabilities in Excess of Other Assets – (4.62)%		(2,225,765)

TOTAL NET ASSETS – 100.00%		$48,214,827

ADR — American Depository Receipt
(a)	Non-income producing

See accompanying Notes to Financial Statements.

30

BUFFALO
MID CAP FUND

SCHEDULE OF INVESTMENTS
September 30, 2005 (unaudited)

SHARES		MARKET VALUE

COMMON STOCKS – 92.35%
CONSUMER DISCRETIONARY – 27.55%
	Auto Components – 1.31%
65,900	Autoliv, Inc.	$2,866,650

	Hotels, Restaurants & Leisure – 7.74%
53,600	Boyd Gaming Corp.	2,311,232
90,425	Fairmont Hotels & Resorts Inc.	3,022,003
62,900	Harrah’s Entertainment, Inc.	4,100,451
54,950	MGM Mirage(a)	2,405,162
67,200	Penn National Gaming, Inc.(a)	2,090,592
69,700	Royal Caribbean Cruises Ltd.	3,011,040

		16,940,480

	Leisure Equipment & Products – 4.89%
70,400	Brunswick Corp.	2,656,192
36,750	Harley-Davidson, Inc.	1,780,170
41,900	International Game Technology	1,131,300
155,650	Take-Two Interactive Software, Inc.(a)	3,438,308
58,400	Winnebago Industries, Inc.	1,691,848

		10,697,818

	Media – 1.18%
300,100	EMI Group PLC, ADR	2,574,888

	Specialty Retail – 12.09%
27,000	Abercrombie & Fitch Co. – Class A	1,345,950
101,600	Barnes & Noble, Inc.	3,830,320
61,400	Chico’s FAS, Inc.(a)	2,259,520
100,400	Michaels Stores, Inc.	3,319,224
146,600	PETsMART, Inc.	3,192,948
123,100	Talbots, Inc.	3,683,152
74,300	Tiffany & Co.	2,954,911
58,200	Weight Watchers International, Inc.(a)	3,001,956
74,300	Williams-Sonoma, Inc.(a)	2,849,405

		26,437,386

	Textiles, Apparel & Luxury Goods – 0.34%
9,400	Mohawk Industries, Inc.(a)	754,350

	Total Consumer Discretionary	60,271,572

CONSUMER STAPLES – 1.26%
	Food & Staples Retailing – 1.26%
94,900	CVS Corp.	2,753,049

	Total Consumer Staples	2,753,049

FINANCIALS – 9.07%
	Capital Markets – 6.53%
102,475	A.G. Edwards, Inc.	4,489,430
200,800	Janus Capital Group Inc.	2,901,560
38,250	Legg Mason, Inc.	4,195,642
41,300	T. Rowe Price Group, Inc.	2,696,890

		14,283,522

	Commercial Banks – 0.70%
47,600	Mellon Financial Corp.	1,521,772

31

BUFFALO
MID CAP FUND

SCHEDULE OF INVESTMENTS (continued)
September 30, 2005 (unaudited)

SHARES		MARKET VALUE

FINANCIALS (Continued)
	Diversified Financial Services – 1.12%
102,650	H&R Block, Inc.	$2,461,547

	Insurance – 0.72%
33,350	Principal Financial Group, Inc.	1,579,790

	Total Financials	19,846,631

HEALTH CARE – 22.82%
	Biotechnology – 5.03%
206,200	Amylin Pharmaceuticals, Inc.(a)	7,173,698
113,600	MedImmune, Inc.(a)	3,822,640

		10,996,338

	Health Care Equipment & Supplies – 6.83%
42,000	Fisher Scientific International Inc.(a)	2,606,100
66,700	Millipore Corp.(a)	4,194,763
61,250	Sigma-Aldrich Corp.	3,923,675
28,000	Stericycle, Inc.(a)	1,600,200
63,200	Waters Corp.(a)	2,629,120

		14,953,858

	Health Care Providers & Services – 3.61%
84,600	Charles River Laboratories International, Inc.(a)	3,690,252
73,200	Pharmaceutical Product Development, Inc.(a)	4,209,732

		7,899,984

	Pharmaceuticals – 7.35%
85,200	Barr Pharmaceuticals Inc.(a)	4,679,184
123,300	Medicis Pharmaceutical Corp. – Class A	4,014,648
140,400	Shire Pharmaceuticals PLC, ADR	5,193,396
59,700	Watson Pharmaceuticals, Inc.(a)	2,185,617

		16,072,845

	Total Health Care	49,923,025

INDUSTRIALS – 8.51%
	Commercial Services & Supplies – 8.51%
119,100	Career Education Corp.(a)	4,235,196
85,100	ChoicePoint Inc.(a)	3,673,767
145,600	DeVry, Inc.(a)	2,773,680
128,400	Hewitt Associates, Inc. – Class A(a)	3,502,752
120,600	Iron Mountain, Inc.(a)	4,426,020

	Total Industrials	18,611,415

INFORMATION TECHNOLOGY – 23.14%
	Communications Equipment – 3.21%
56,600	Garmin Ltd.	3,839,178
84,600	Scientific-Atlanta, Inc.	3,173,346

		7,012,524

	Electronic Equipment & Instruments – 2.03%
108,989	AU Optronics Corp., ADR	1,412,497
98,000	Jabil Circuit, Inc.(a)	3,030,160

		4,442,657

32

SHARES OR FACE AMOUNT		MARKET VALUE

INFORMATION TECHNOLOGY (Continued)
	IT Services – 1.77%
26,300	CheckFree Corp.(a)	$994,666
62,500	Fiserv, Inc.(a)	2,866,875

		3,861,541

	Office Electronics – 0.84%
53,575	Diebold, Inc.	1,846,195

	Semiconductor & Semiconductor Equipment – 8.74%
178,900	Altera Corp.(a)	3,418,779
54,100	KLA-Tencor Corp.	2,637,916
83,800	National Semiconductor Corp.	2,203,940
127,500	Novellus Systems, Inc.(a)	3,197,700
82,500	SanDisk Corp.(a)	3,980,625
223,600	Semtech Corp.(a)	3,682,692

		19,121,652

	Software – 6.55%
309,900	BEA Systems, Inc.(a)	2,782,902
162,850	Cadence Design Systems, Inc.(a)	2,631,656
143,800	Citrix Systems, Inc.(a)	3,615,132
249,800	Red Hat, Inc.(a)	5,293,262

		14,322,952

	Total Information Technology	50,607,521

TOTAL COMMON STOCKS		202,013,213

(COST $167,062,564)

SHORT TERM INVESTMENTS – 7.11%
INVESTMENT COMPANY – 0.35%
765,463	SEI Daily Income Trust Treasury II Fund – Class B	765,463

	Total Investment Companies	765,463

U.S. TREASURY OBLIGATIONS – 6.76%
	Public Finance, Taxation, And Monetary Policy – 6.76%
$14,800,000	3.035%, 10/06/2005	14,794,622

	Total U.S. Treasury Obligations	14,794,622

TOTAL SHORT TERM INVESTMENTS		15,560,085

(COST $15,560,085)

TOTAL INVESTMENTS – 99.46%		217,573,298
(COST $182,622,649)

Other Assets in Excess of Liabilities – 0.54%		1,186,059

TOTAL NET ASSETS – 100.00%		$218,759,357

ADR — American Depository Receipt
(a)	Non-income producing

See accompanying Notes to Financial Statements.

33

BUFFALO SCIENCE &
TECHNOLOGY FUND

SCHEDULE OF INVESTMENTS
September 30, 2005 (unaudited)

SHARES		MARKET VALUE

COMMON STOCKS – 95.05%
HEALTH CARE – 39.75%
	Biotechnology – 5.70%
64,700	Amylin Pharmaceuticals, Inc.(a)	$2,250,913
44,100	AtheroGenics, Inc.(a)	706,923
26,100	MedImmune, Inc.(a)	878,265
315,300	Vasogen, Inc.(a)	665,283

		4,501,384

	Health Care Equipment & Supplies – 18.48%
76,800	Align Technology, Inc.(a)	516,096
44,800	American Medical Systems Holdings, Inc.(a)	902,720
20,800	Baxter International Inc.	829,296
28,600	Boston Scientific Corp.(a)	668,382
14,800	C.R. Bard, Inc.	977,244
42,400	ev3, Inc.(a)	795,000
12,700	Fisher Scientific International Inc.(a)	788,035
32,300	Immucor, Inc.(a)	886,312
10,350	INAMED Corp.(a)	783,288
25,700	Mentor Corp.	1,413,757
15,200	Millipore Corp.(a)	955,928
14,000	Sigma-Aldrich Corp.	896,840
17,200	St. Jude Medical, Inc.(a)	804,960
23,500	Sybron Dental Specialties, Inc.(a)	977,130
34,200	Varian Medical Systems, Inc.(a)	1,351,242
24,900	Waters Corp.(a)	1,035,840

		14,582,070

	Health Care Providers & Services – 4.06%
29,000	Charles River Laboratories International, Inc.(a)	1,264,980
17,200	Covance Inc.(a)	825,428
19,300	Pharmaceutical Product Development, Inc.(a)	1,109,943

		3,200,351

	Pharmaceuticals – 11.51%
21,400	Abbott Laboratories	907,360
71,400	Axcan Pharma Inc.(a)	922,488
23,200	Barr Pharmaceuticals Inc.(a)	1,274,144
25,100	Bayer AG, ADR	923,680
12,000	Johnson & Johnson	759,360
13,900	Schering AG, ADR	881,260
43,700	Schering-Plough Corp.	919,885
24,900	Shire Pharmaceuticals Group PLC, ADR	921,051
23,800	Teva Pharmaceutical Industries, Ltd., ADR	795,396
16,700	Wyeth	772,709

		9,077,333

	Total Health Care	31,361,138

34

SHARES		MARKET VALUE

INDUSTRIALS – 1.62%
	Commercial Services & Supplies – 1.62%
46,700	Hewitt Associates, Inc. – Class A(a)	$1,273,976

	Total Industrials	1,273,976

INFORMATION TECHNOLOGY – 53.68%
	Communications Equipment – 6.17%
45,400	Adtran, Inc.	1,430,100
74,800	Cisco Systems, Inc.(a)	1,341,164
74,700	Nokia OYJ, ADR	1,263,177
22,300	Scientific-Atlanta, Inc.	836,473

		4,870,914

	Computers & Peripherals – 3.04%
29,450	Dell Inc.(a)	1,007,190
107,300	EMC Corp.(a)	1,388,462

		2,395,652

	Electronic Equipment & Instruments – 7.48%
23,900	Agilent Technologies, Inc.(a)	782,725
49,905	AU Optronics Corp., ADR	646,769
42,100	Jabil Circuit, Inc.(a)	1,301,732
46,300	Molex Inc.	1,235,284
40,750	National Instruments Corp.	1,004,080
54,300	Plexus Corp.(a)	927,987

		5,898,577

	Office Electronics – 0.65%
15,000	Diebold, Inc.	516,900

	Semiconductor & Semiconductor Equipment – 20.20%
61,150	Altera Corp.(a)	1,168,576
36,700	Analog Devices, Inc.	1,363,038
17,200	Broadcom Corp. – Class A(a)	806,852
41,600	Cabot Microelectronics Corp.(a)	1,222,208
40,800	Cree, Inc.(a)	1,020,816
65,900	Fairchild Semiconductor International, Inc.(a)	979,274
43,100	FormFactor Inc.(a)	983,542
53,550	Intel Corp.	1,320,007
15,000	KLA-Tencor Corp.	731,400
22,550	Maxim Integrated Products, Inc.	961,758
31,800	Microchip Technology Inc.	957,816
51,200	MKS Instruments, Inc.(a)	882,176
31,200	Novellus Systems, Inc.(a)	782,496
29,900	SanDisk Corp.(a)	1,442,675
26,800	Semtech Corp.(a)	441,396
25,800	Texas Instruments Inc.	874,620

		15,938,650

35

BUFFALO SCIENCE &
TECHNOLOGY FUND

SCHEDULE OF INVESTMENTS (continued)
September 30, 2005 (unaudited)

SHARES OR FACE AMOUNT		MARKET VALUE

INFORMATION TECHNOLOGY (Continued)
	Software – 16.14%
109,300	BEA Systems, Inc.(a)	$981,514
51,550	Cadence Design Systems, Inc.(a)	833,048
43,900	Citrix Systems, Inc.(a)	1,103,646
52,200	FileNet Corp.(a)	1,456,380
28,700	Kronos Inc.(a)	1,281,168
46,400	Manhattan Associates, Inc.(a)	1,076,480
54,200	Microsoft Corp.	1,394,566
110,400	Oracle Corp.(a)	1,367,856
90,700	Red Hat, Inc.(a)	1,921,933
58,100	Symantec Corp.(a)	1,316,546

		12,733,137

	Total Information Technology	42,353,830

TOTAL COMMON STOCKS		74,988,944

(COST $62,484,428)

SHORT TERM INVESTMENTS – 5.18%
INVESTMENT COMPANY – 0.62%
491,862	SEI Daily Income Trust Treasury II Fund – Class B	491,862

	Total Investment Companies	491,862

U.S. TREASURY OBLIGATIONS – 4.56%
	Public Finance, Taxation, And Monetary Policy – 4.56%
$3,600,000	3.035%, 10/06/2005	3,598,774

	Total U.S. Treasury Obligations	3,598,774

TOTAL SHORT TERM INVESTMENTS		4,090,636

(COST $4,090,636)

TOTAL INVESTMENTS – 100.23%		79,079,580
(COST $66,575,064)

Liabilities in Excess of Other Assets – (0.23)%		(184,835)

TOTAL NET ASSETS – 100.00%		$78,894,745

ADR — American Depository Receipt
(a)	Non-income producing

See accompanying Notes to Financial Statements.

36

BUFFALO
SMALL CAP FUND

SCHEDULE OF INVESTMENTS
September 30, 2005 (unaudited)

SHARES		MARKET VALUE

COMMON STOCKS – 96.52%
CONSUMER DISCRETIONARY – 27.33%
	Auto Components – 1.26%
1,389,764	Gentex Corp.	$24,181,894

	Hotels, Restaurants & Leisure – 5.24%
710,500	Alliance Gaming Corp.(a)	7,708,925
860,000	Ameristar Casinos, Inc.	17,922,400
447,350	Isle of Capri Casinos, Inc.(a)	9,564,343
996,750	Orient-Express Hotels Ltd. – Class A	28,327,635
1,184,660	Penn National Gaming, Inc.(a)	36,854,773

		100,378,076

	Household Durables – 2.48%
12,600	Ethan Allen Interiors Inc.	395,010
1,473,812	Rent-A-Center, Inc.(a)	28,459,310
655,600	WCI Communities Inc.(a)	18,599,372

		47,453,692

	Internet & Catalog Retail – 1.01%
502,300	Overstock.com, Inc.(a)	19,263,205

	Leisure Equipment & Products – 4.19%
4,700	Brunswick Corp.	177,331
1,268,800	Monaco Coach Corp.	18,702,112
632,000	Winnebago Industries, Inc.	18,309,040
1,532,750	WMS Industries, Inc.(a)	43,116,257

		80,304,740

	Media – 1.31%
2,629,400	Lions Gate Entertainment Corp.(a)	25,084,476

	Multiline Retail – 1.79%
1,322,200	Tuesday Morning Corp.	34,205,314

	Specialty Retail – 8.60%
1,713,100	Borders Group, Inc.	37,979,427
560,750	Central Garden & Pet Co.(a)	25,373,937
1,601,475	Christopher & Banks Corp.	22,212,458
1,208,602	Gamestop Corp. – Class B(a)	34,312,211
1,329,790	J. Jill Group Inc.(a)(b)	21,037,278
879,100	Zale Corp.(a)	23,893,938

		164,809,249

	Textiles, Apparel & Luxury Goods – 1.45%
615,725	Oxford Industries, Inc.	27,781,512

	Total Consumer Discretionary	523,462,158

CONSUMER STAPLES – 2.71%
	Food & Staples Retailing – 2.71%
1,160,400	Performance Food Group Co.(a)	36,622,224
430,500	United Natural Foods, Inc.(a)	15,222,480

	Total Consumer Staples	51,844,704

37

BUFFALO
SMALL CAP FUND

SCHEDULE OF INVESTMENTS (continued)
September 30, 2005 (unaudited)

SHARES		MARKET VALUE

FINANCIALS – 6.10%
	Capital Markets – 4.19%
431,050	A.G. Edwards, Inc.	$18,884,301
414,800	Gamco Investors, Inc. – Class A(b)	19,018,580
709,875	Raymond James Financial, Inc.	22,801,185
878,250	W.P. Stewart & Co. Ltd.	19,602,540

		80,306,606

	Commercial Banks – 1.91%
787,500	Boston Private Financial Holdings, Inc.	20,900,250
429,250	Wilmington Trust Corp.	15,646,162

		36,546,412

	Total Financials	116,853,018

HEALTH CARE – 24.97%
	Biotechnology – 3.02%
1,662,300	Amylin Pharmaceuticals, Inc.(a)	57,831,417

	Health Care Equipment & Supplies – 11.50%
2,894,000	Align Technology, Inc.(a)	19,447,680
1,430,360	American Medical Systems Holdings, Inc.(a)	28,821,754
962,800	Cambrex Corp.	18,254,688
299,875	Fisher Scientific International Inc.(a)	18,607,244
794,000	Immucor, Inc.(a)	21,787,360
484,900	INAMED Corp.(a)	36,697,232
910,200	Mentor Corp.	50,070,102
175,300	Stericycle, Inc.(a)	10,018,395
399,275	Sybron Dental Specialties, Inc.(a)	16,601,854

		220,306,309

	Health Care Providers & Services – 7.11%
755,575	Charles River Laboratories International, Inc.(a)	32,958,181
767,625	Covance Inc.(a)	36,838,324
1,022,653	Pharmaceutical Product Development, Inc.(a)	58,812,774
295,646	VCA Antech, Inc.(a)	7,544,886

		136,154,165

	Pharmaceuticals – 3.34%
1,987,900	Axcan Pharma Inc.(a)	25,683,668
1,216,850	First Horizon Pharmaceutical Corp.(a)	24,178,810
1,842,000	QLT, Inc.(a)	14,128,140

		63,990,618

	Total Health Care	478,282,509

38

SHARES		MARKET VALUE

INDUSTRIALS – 12.87%
	Commercial Services & Supplies – 12.87%
521,500	Bright Horizons Family Solutions, Inc.(a)	$20,025,600
2,264,325	Corinthian Colleges, Inc.(a)	30,047,593
1,742,400	DeVry, Inc.(a)	33,192,720
1,509,800	Educate, Inc.(a)	22,647,000
1,249,800	FirstService Corp.(a)	28,682,910
1,111,500	Heidrick & Struggles International, Inc.(a)(b)	35,990,370
521,700	ITT Educational Services, Inc.(a)	25,745,895
1,241,500	Korn/Ferry International(a)	20,348,185
1,559,050	Navigant Consulting, Inc.(a)	29,871,398

	Total Industrials	246,551,671

INFORMATION TECHNOLOGY – 22.54%
	Communications Equipment – 2.27%
1,379,550	Adtran, Inc.	43,455,825

	Electronic Equipment & Instruments – 3.52%
1,264,900	Dolby Laboratories, Inc. – Class A(a)	20,238,400
1,092,400	National Instruments Corp.	26,916,736
1,182,122	Plexus Corp.(a)	20,202,465

		67,357,601

	Semiconductor & Semiconductor Equipment – 11.13%
1,069,000	Cabot Microelectronics Corp.(a)	31,407,220
1,454,000	Cree, Inc.(a)	36,379,080
1,993,150	Fairchild Semiconductor International, Inc.(a)	29,618,209
825,000	FormFactor, Inc.(a)	18,826,500
3,191,000	Micrel, Inc.(a)	35,834,930
1,748,368	MKS Instruments, Inc.(a)	30,124,380
1,883,600	Semtech Corp.(a)	31,022,892

		213,213,211

	Software – 5.62%
1,755,700	FileNet Corp.(a)	48,984,030
594,800	Kronos Inc.(a)	26,551,872
1,381,500	Manhattan Associates, Inc.(a)	32,050,800

		107,586,702

	Total Information Technology	431,613,339

TOTAL COMMON STOCKS		1,848,607,399

(COST $1,536,926,113)

39

BUFFALO
SMALL CAP FUND

SCHEDULE OF INVESTMENTS (continued)
September 30, 2005 (unaudited)

SHARES OR FACE AMOUNT		MARKET VALUE

SHORT TERM INVESTMENTS – 4.13%
INVESTMENT COMPANY – 0.04%
651,424	SEI Daily Income Trust Treasury II Fund – Class B	$651,424

	Total Investment Companies	651,424

U.S. TREASURY OBLIGATIONS – 4.09%
	Public Finance, Taxation, And Monetary Policy – 4.09%
$78,400,000	3.035%, 10/06/2005	78,374,769

	Total U.S. Treasury Obligations	78,374,769

TOTAL SHORT TERM INVESTMENTS		79,026,193

(COST $79,026,193)

TOTAL INVESTMENTS – 100.65%		1,927,633,592
(COST $1,615,952,306)

Liabilities in Excess of Other Assets – (0.65)%		(12,427,929)

TOTAL NET ASSETS – 100.00%		$1,915,205,663

(a)	Non-income producing
(b)	Affiliated company; the Fund owns 5% or more of the outstanding voting securities of the issuer. The total value of affiliated securities amounted to $76,046,228 (3.97% of net assets), with an acquisition cost of $72,246,245. See Note 6.

See accompanying Notes to Financial Statements.

40

BUFFALO
USA GLOBAL FUND

SCHEDULE OF INVESTMENTS
September 30, 2005 (unaudited)

SHARES		MARKET VALUE

COMMON STOCKS – 97.75%
CONSUMER DISCRETIONARY – 14.84%
	Auto Components – 6.27%
106,400	Gentex Corp.	$1,851,360
29,800	Johnson Controls, Inc.	1,849,090
33,300	Lear Corp.	1,131,201

		4,831,651

	Hotels, Restaurants & Leisure – 3.93%
24,400	Las Vegas Sands Corp.(a)	803,004
66,600	McDonald’s Corp.	2,230,434

		3,033,438

	Leisure Equipment & Products – 3.04%
73,200	GTECH Holdings Corp.	2,346,792

	Specialty Retail – 1.60%
31,100	Tiffany & Co.	1,236,847

	Total Consumer Discretionary	11,448,728

CONSUMER STAPLES – 16.02%
	Beverages – 2.62%
46,700	The Coca-Cola Co.	2,016,973

	Food Products – 5.59%
42,900	H.J. Heinz Co.	1,567,566
38,200	Wm. Wrigley Jr. Co.	2,745,816

		4,313,382

	Household Products – 4.84%
32,300	Colgate-Palmolive Co.	1,705,117
34,100	Kimberly-Clark Corp.	2,029,973

		3,735,090

	Personal Products – 2.97%
39,400	The Gillette Co.	2,293,080

	Total Consumer Staples	12,358,525

ENERGY – 2.40%
	Energy Equipment & Services – 2.40%
26,950	Halliburton Co.	1,846,614

	Total Energy	1,846,614

FINANCIALS – 4.79%
	Insurance – 4.79%
42,900	AFLAC Inc.	1,943,370
28,300	American International Group, Inc.	1,753,468

	Total Financials	3,696,838

41

BUFFALO
USA GLOBAL FUND

SCHEDULE OF INVESTMENTS (continued)
September 30, 2005 (unaudited)

SHARES		MARKET VALUE

HEALTH CARE – 30.26%
	Health Care Equipment & Supplies – 16.91%
58,600	Baxter International Inc.	$2,336,382
37,000	Boston Scientific Corp.(a)	864,690
36,600	Mentor Corp.	2,013,366
37,700	Millipore Corp.(a)	2,370,953
33,900	Sigma-Aldrich Corp.	2,171,634
25,500	Sybron Dental Specialties, Inc.(a)	1,060,290
14,100	Varian Medical Systems, Inc.(a)	557,091
40,100	Waters Corp.(a)	1,668,160

		13,042,566

	Pharmaceuticals – 13.35%
59,500	Abbott Laboratories	2,522,800
38,500	Johnson & Johnson	2,436,280
137,300	Schering-Plough Corp.	2,890,165
52,900	Wyeth	2,447,683

		10,296,928

	Total Health Care	23,339,494

INDUSTRIALS – 3.59%
	Aerospace & Defense – 1.35%
14,800	Teleflex Inc.	1,043,400

	Commercial Services & Supplies – 2.24%
7,700	Getty Images, Inc.(a)	662,508
32,900	Heidrick & Struggles International, Inc.(a)	1,065,302

		1,727,810

	Total Industrials	2,771,210

INFORMATION TECHNOLOGY – 25.85%
	Communications Equipment – 3.65%
77,500	Cisco Systems, Inc.(a)	1,389,575
64,600	Motorola, Inc.	1,427,014

		2,816,589

	Electronic Equipment & Instruments – 2.98%
23,900	Cognex Corp.	718,673
36,800	Molex Inc.	981,824
24,300	National Instruments Corp.	598,752

		2,299,249

	Semiconductor & Semiconductor Equipment – 14.58%
47,300	Analog Devices, Inc.	1,756,722
43,002	Applied Materials, Inc.	729,314
42,905	Cabot Microelectronics Corp.(a)	1,260,549
81,500	Fairchild Semiconductor International, Inc.(a)	1,211,090
33,000	FormFactor, Inc.(a)	753,060
63,000	Integrated Device Technology, Inc.(a)	676,620
97,500	Intel Corp.	2,403,375
25,200	KLA-Tencor Corp.	1,228,752
46,500	National Semiconductor Corp.	1,222,950

		11,242,432

42

SHARES OR FACE AMOUNT		MARKET VALUE

INFORMATION TECHNOLOGY (Continued)
	Software – 4.64%
94,200	Microsoft Corp.	$2,423,766
93,000	Oracle Corp.(a)	1,152,270

		3,576,036

	Total Information Technology	19,934,306

TOTAL COMMON STOCKS		75,395,715

(COST $59,054,656)

SHORT TERM INVESTMENTS – 3.25%
INVESTMENT COMPANY – 0.66%
506,285	SEI Daily Income Trust Treasury II Fund – Class B	506,285

	Total Investment Companies	506,285

U.S. TREASURY OBLIGATIONS – 2.59%
	Public Finance, Taxation, And Monetary Policy – 2.59%
$2,000,000	3.035%, 10/06/2005	1,999,319

	Total U.S. Treasury Obligations	1,999,319

TOTAL SHORT TERM INVESTMENTS		2,505,604

(COST $2,505,604)

TOTAL INVESTMENTS – 101.00%		77,901,319
(COST $61,560,260)

Liabilities in Excess of Other Assets – (1.00)%		(774,543)

TOTAL NET ASSETS – 100.00%		$77,126,776

(a)	Non-income producing

See accompanying Notes to Financial Statements.

43

STATEMENTS OF ASSETS
AND LIABILITIES

September 30, 2005 (unaudited)

	BUFFALO BALANCED FUND	BUFFALO HIGH YIELD FUND	BUFFALO LARGE CAP FUND	BUFFALO MICRO CAP FUND

ASSETS:
Investments in securities, at cost:
Investments in securities of unaffiliated issuers	$129,674,335	$239,877,687	$51,615,915	$44,771,550
Investments in securities of affiliated issuers	—	—	—	—

Total investments, at cost	$129,674,335	$239,877,687	$51,615,915	$44,771,550

Investments in securities, at value:
Investments in securities of unaffiliated issuers	$149,426,770	$249,083,690	$57,427,199	$50,440,592
Investments in securities of affiliated issuers	—	—	—	—

Total investments, at value	149,426,770	249,083,690	57,427,199	50,440,592
Receivables:
Investments sold	—	1,093,099	—	6,912
Fund shares sold	510,078	30,453	5,303	23,084
Dividends	78,013	89,108	30,243	7,760
Interest	825,339	3,497,299	2,410	2,025
Other assets	22,750	19,082	12,527	12,822

Total assets	150,862,950	253,812,731	57,477,682	50,493,195

LIABILITIES:
Payables:
Investments purchased	—	906,594	—	2,214,008
Fund shares purchased	9,527	476,691	10,816	5,633
Management fees	122,678	211,594	46,795	57,470
Accrued expenses	1,530	1,290	417	1,257

Total liabilities	133,735	1,596,169	58,028	2,278,368

NET ASSETS	$150,729,215	$252,216,562	$57,419,654	$48,214,827

NET ASSETS CONSIST OF:
Capital (capital stock and paid-in capital)	$138,591,747	$246,010,423	$53,694,942	$42,465,277
Accumulated net investment income (loss)	114,172	(918,939)	(12,690)	(230,031)
Accumulated net realized gain (loss) from
investment transactions	(7,729,139)	(2,080,925)	(2,073,882)	310,539
Net unrealized appreciation of investments	19,752,435	9,206,003	5,811,284	5,669,042

NET ASSETS APPLICABLE TO OUTSTANDING SHARES	$150,729,215	$252,216,562	$57,419,654	$48,214,827

Capital shares, $1.00 par value:
Authorized	25,000,000	100,000,000	10,000,000	Unlimited

Outstanding	14,390,706	22,835,588	3,150,074	4,096,729

NET ASSET VALUE PER SHARE	$10.47	$11.04	$18.23	$11.77

See accompanying Notes to Financial Statements.

44

	BUFFALO MID CAP FUND	BUFFALO SCIENCE & TECHNOLOGY FUND	BUFFALO SMALL CAP FUND	BUFFALO USA GLOBAL FUND

ASSETS:
Investments in securities, at cost:
Investments in securities of unaffiliated issuers	$182,622,649	$66,575,064	$1,543,706,061	$61,560,260
Investments in securities of affiliated issuers	—	—	72,246,245	—

Total investments, at cost	$182,622,649	$66,575,064	$1,615,952,306	$61,560,260

Investments in securities, at value:
Investments in securities of unaffiliated issuers	$217,573,298	$79,079,580	$1,851,587,364	$77,901,319
Investments in securities of affiliated issuers	—	—	76,046,228	—

Total investments, at value	217,573,298	79,079,580	1,927,633,592	77,901,319
Receivables:
Investments sold	636,390	—	696,788	—
Fund shares sold	603,042	199,000	1,251,868	2,413
Dividends	151,747	8,304	407,653	55,721
Interest	2,541	2,059	1,883	2,700
Other assets	11,757	10,993	50,500	13,673

Total assets	218,978,775	79,299,936	1,930,042,284	77,975,826

LIABILITIES:
Payables:
Investments purchased	—	324,901	11,583,782	710,540
Fund shares purchased	44,063	15,512	1,646,586	74,756
Management fees	173,616	63,447	1,601,074	63,380
Accrued expenses	1,739	1,331	5,179	374

Total liabilities	219,418	405,191	14,836,621	849,050

NET ASSETS	$218,759,357	$78,894,745	$1,915,205,663	$77,126,776

NET ASSETS CONSIST OF:
Capital (capital stock and paid-in capital)	$178,587,903	$66,537,487	$1,353,847,941	$61,468,152
Accumulated net investment income (loss)	(282,476)	(146,493)	(4,595,960)	17,884
Accumulated net realized gain (loss) from
investment transactions	5,503,281	(765)	254,272,396	(700,319)
Net unrealized appreciation of investments	34,950,649	12,504,516	311,681,286	16,341,059

NET ASSETS APPLICABLE TO OUTSTANDING SHARES	$218,759,357	$78,894,745	$1,915,205,663	$77,126,776

Capital shares, $1.00 par value:
Authorized	Unlimited	Unlimited	100,000,000	10,000,000

Outstanding	15,737,913	6,550,705	68,666,703	3,760,681

NET ASSET VALUE PER SHARE	$13.90	$12.04	$27.89	$20.51

45

STATEMENTS
OF OPERATIONS

Six Months Ended September 30, 2005 (unaudited)

	BUFFALO BALANCED FUND	BUFFALO HIGH YIELD FUND	BUFFALO LARGE CAP FUND	BUFFALO MICRO CAP FUND

INVESTMENT INCOME:
Interest	$1,941,589	$7,138,698	$10,817	$63,914
Dividends:
Dividends from securities of unaffiliated issuers	924,362	735,020	365,357	40,217
Dividends from securities of affiliated issuers (Note 6)	—	—	—	—
Foreign taxes withheld	(896)	(17,598)	(19,820)	—

Total investment income	2,865,055	7,856,120	356,354	104,131

EXPENSES:
Management fees	724,831	1,364,998	286,701	316,969
Registration fees	17,519	15,668	11,244	15,989
Other	2,902	5,705	1,541	1,204

Total expenses	745,252	1,386,371	299,486	334,162

Net investment income (loss)	2,119,803	6,469,749	56,868	(230,031)

NET REALIZED AND UNREALIZED GAIN (LOSS) ON INVESTMENTS:
Net realized gain (loss) from:
Investment transactions of unaffiliated issuers	(849,006)	(1,451,419)	1,227,855	140,349
Investment transactions of affiliated issuers (Note 6)	—	—	—	—
Net unrealized appreciation/depreciation during
the period on investments	7,704,080	918,311	429,499	4,472,993

Net realized and unrealized gain (loss) on investments
resulting from operations	6,855,074	(533,108)	1,657,354	4,613,342

Net increase in net assets resulting from operations	$8,974,877	$5,936,641	$1,714,222	$4,383,311

See accompanying Notes to Financial Statements.

46

	BUFFALO MID CAP FUND	BUFFALO SCIENCE & TECHNOLOGY FUND	BUFFALO SMALL CAP FUND	BUFFALO USA GLOBAL FUND

INVESTMENT INCOME:
Interest	$188,259	$30,562	$822,400	$12,170
Dividends:
Dividends from securities of unaffiliated issuers	503,620	214,182	4,117,426	440,650
Dividends from securities of affiliated issuers (Note 6)	—	—	7,134	—
Foreign taxes withheld	(13,750)	(17,814)	—	—

Total investment income	678,129	226,930	4,946,960	452,820

EXPENSES:
Management fees	942,410	360,144	9,488,387	378,126
Registration fees	14,835	11,661	24,554	12,744
Other	3,360	1,618	29,979	1,904

Total expenses	960,605	373,423	9,542,920	392,774

Net investment income (loss)	(282,476)	(146,493)	(4,595,960)	60,046

NET REALIZED AND UNREALIZED GAIN (LOSS) ON INVESTMENTS:
Net realized gain (loss) from:
Investment transactions of unaffiliated issuers	4,036,130	481,871	120,837,982	767,844
Investment transactions of affiliated issuers (Note 6)	—	—	—	—
Net unrealized appreciation/depreciation during
the period on investments	15,293,467	8,039,712	(9,328,008)	5,821,903

Net realized and unrealized gain (loss) on investments
resulting from operations	19,329,597	8,521,583	111,509,974	6,589,747

Net increase in net assets resulting from operations	$19,047,121	$8,375,090	$106,914,014	$6,649,793

47

STATEMENTS OF CHANGES
IN NET ASSETS

	BUFFALO BALANCED FUND		BUFFALO HIGH YIELD FUND
	SIX MONTHS ENDED SEPTEMBER 30, 2005 (UNAUDITED)	YEAR ENDED MARCH 31, 2005	SIX MONTHS ENDED SEPTEMBER 30, 2005 (UNAUDITED)	YEAR ENDED MARCH 31, 2005

OPERATIONS:
Net investment income (loss)	$2,119,803	$3,749,386	$6,469,749	$12,021,120
Net realized gain (loss) from investment transactions	(849,006)	(1,135,977)	(1,451,419)	4,226,417
Net unrealized appreciation/depreciation during the
period on investments	7,704,080	8,952,840	918,311	(6,434,461)

Net increase in net assets resulting from operations	8,974,877	11,566,249	5,936,641	9,813,076

DISTRIBUTIONS TO SHAREHOLDERS:
Net investment income	(2,054,909)	(3,923,730)	(7,951,279)	(12,618,871)
Net realized gain from investment transactions	—	—	—	—

Total distributions to shareholders	(2,054,909)	(3,923,730)	(7,951,279)	(12,618,871)

CAPITAL SHARE TRANSACTIONS:
Shares sold	17,532,009	104,045,655	9,641,607	63,198,005
Reinvested distributions	1,145,268	2,322,792	5,694,629	9,421,082

	18,677,277	106,368,447	15,336,236	72,619,087
Redemptions	(17,914,401)	(48,250,229)	(65,866,552)	(89,283,486)
Redemption fees (Note 4)	4,916	5,463	15,843	92,463

Shares repurchased	(17,909,485)	(48,244,766)	(65,850,709)	(89,191,023)

Net increase (decrease) from capital share transactions	767,792	58,123,681	(50,514,473)	(16,571,936)

Total increase (decrease) in net assets	7,687,760	65,766,200	(52,529,111)	(19,377,731)

NET ASSETS:
Beginning of period	143,041,455	77,275,255	304,745,673	324,123,404

End of period	$150,729,215	$143,041,455	$252,216,562	$304,745,673

Accumulated net investment income (loss) at end of period	$114,172	$49,278	$(918,939)	$562,591

Fund share transactions:
Shares sold	1,724,381	10,766,009	863,620	5,576,601
Reinvested distributions	110,734	236,440	512,649	835,299

	1,835,115	11,002,449	1,376,269	6,411,900
Shares repurchased	(1,771,617)	(4,917,615)	(5,916,713)	(7,882,441)

Net increase (decrease) in fund shares	63,498	6,084,834	(4,540,444)	(1,470,541)

(1)	Commenced operations on May 21, 2004.

See accompanying Notes to Financial Statements.

48

	BUFFALO LARGE CAP FUND		BUFFALO MICRO CAP FUND
	SIX MONTHS ENDED SEPTEMBER 30, 2005 (UNAUDITED)	YEAR ENDED MARCH 31, 2005	SIX MONTHS ENDED SEPTEMBER 30, 2005 (UNAUDITED)	PERIOD ENDED MARCH 31, 2005(1)

OPERATIONS:
Net investment income (loss)	$56,868	$363,278	$(230,031)	$(252,123)
Net realized gain (loss) from investment transactions	1,227,855	831,683	140,349	422,313
Net unrealized appreciation/depreciation during the
period on investments	429,499	(339,067)	4,472,993	1,196,049

Net increase in net assets resulting from operations	1,714,222	855,894	4,383,311	1,366,239

DISTRIBUTIONS TO SHAREHOLDERS:
Net investment income	(389,126)	(88,195)	—	—
Net realized gain from investment transactions	—	—	—	—

Total distributions to shareholders	(389,126)	(88,195)	—	—

CAPITAL SHARE TRANSACTIONS:
Shares sold	4,847,395	8,275,804	6,748,724	43,733,081
Reinvested distributions	383,451	87,189	—	—

	5,230,846	8,362,993	6,748,724	43,733,081
Redemptions	(5,435,068)	(10,489,893)	(2,247,416)	(5,835,581)
Redemption fees (Note 4)	123	853	3,276	63,193

Shares repurchased	(5,434,945)	(10,489,040)	(2,244,140)	(5,772,388)

Net increase (decrease) from capital share transactions	(204,099)	(2,126,047)	4,504,584	37,960,693

Total increase (decrease) in net assets	1,120,997	(1,358,348)	8,887,895	39,326,932

NET ASSETS:
Beginning of period	56,298,657	57,657,005	39,326,932	—

End of period	$57,419,654	$56,298,657	$48,214,827	$39,326,932

Accumulated net investment income (loss) at end of period	$(12,690)	$319,568	$(230,031)	$—

Fund share transactions:
Shares sold	268,257	472,866	594,228	4,275,966
Reinvested distributions	21,057	4,976	—	—

	289,314	477,842	594,228	4,275,966
Shares repurchased	(299,756)	(598,417)	(199,854)	(573,611)

Net increase (decrease) in fund shares	(10,442)	(120,575)	394,374	3,702,355

49

STATEMENTS OF CHANGES
IN NET ASSETS (Continued)

	BUFFALO MID CAP FUND		BUFFALO SCIENCE & TECHNOLOGY FUND
	SIX MONTHS ENDED SEPTEMBER 30, 2005 (UNAUDITED)	YEAR ENDED MARCH 31, 2005	SIX MONTHS ENDED SEPTEMBER 30, 2005 (UNAUDITED)	YEAR ENDED MARCH 31, 2005

OPERATIONS:
Net investment income (loss)	$(282,476)	$(577,833)	$(146,493)	$(130,280)
Net realized gain from investment transactions	4,036,130	2,791,710	481,871	830,214
Net unrealized appreciation/depreciation during the
period on investments	15,293,467	125,588	8,039,712	(1,850,495)

Net increase (decrease) in net assets resulting from operations	19,047,121	2,339,465	8,375,090	(1,150,561)

DISTRIBUTIONS TO SHAREHOLDERS:
Net investment income	—	—	—	—
Net realized gain from investment transactions	—	(1,920,221)	—	—

Total distributions to shareholders	—	(1,920,221)	—	—

CAPITAL SHARE TRANSACTIONS:
Shares sold	45,964,160	123,268,855	22,638,625	48,199,849
Reinvested distributions	—	1,895,707	—	—

	45,964,160	125,164,562	22,638,625	48,199,849
Redemptions	(17,134,796)	(66,776,224)	(14,821,580)	(19,284,088)
Redemption fees (Note 4)	3,269	2,044	12,653	416

Shares repurchased	(17,131,527)	(66,774,180)	(14,808,927)	(19,283,672)

Net increase (decrease) from capital share transactions	28,832,633	58,390,382	7,829,698	28,916,177

Total increase (decrease) in net assets	47,879,754	58,809,626	16,204,788	27,765,616

NET ASSETS:
Beginning of period	170,879,603	112,069,977	62,689,957	34,924,341

End of period	$218,759,357	$170,879,603	$78,894,745	$62,689,957

Accumulated net investment income (loss) at end of period	$(282,476)	$—	$(146,493)	$—

Fund share transactions:
Shares sold	3,439,963	10,082,713	1,981,255	4,468,491
Reinvested distributions	—	150,932	—	—

	3,439,963	10,233,645	1,981,255	4,468,491
Shares repurchased	(1,328,302)	(5,621,736)	(1,275,002)	(1,788,085)

Net increase (decrease) in fund shares	2,111,661	4,611,909	706,253	2,680,406

See accompanying Notes to Financial Statements.

50

	BUFFALO SMALL CAP FUND		BUFFALO USA GLOBAL FUND
	SIX MONTHS ENDED SEPTEMBER 30, 2005 (UNAUDITED)	YEAR ENDED MARCH 31, 2005	SIX MONTHS ENDED SEPTEMBER 30, 2005 (UNAUDITED)	YEAR ENDED MARCH 31, 2005

OPERATIONS:
Net investment income (loss)	$(4,595,960)	$(4,927,065)	$60,046	$557,427
Net realized gain from investment transactions	120,837,982	196,779,926	767,844	2,622,670
Net unrealized appreciation/depreciation during the
period on investments	(9,328,008)	(100,392,491)	5,821,903	(3,947,995)

Net increase (decrease) in net assets resulting from operations	106,914,014	91,460,370	6,649,793	(767,898)

DISTRIBUTIONS TO SHAREHOLDERS:
Net investment income	—	(1,191,873)	(185,287)	(508,381)
Net realized gain from investment transactions	—	(60,513,785)	—	—

Total distributions to shareholders	—	(61,705,658)	(185,287)	(508,381)

CAPITAL SHARE TRANSACTIONS:
Shares sold	172,796,721	539,110,830	4,572,525	21,324,052
Reinvested distributions	—	59,859,507	180,836	496,840

	172,796,721	598,970,337	4,753,361	21,820,892
Redemptions	(210,424,692)	(487,766,975)	(8,069,685)	(25,760,075)
Redemption fees (Note 4)	72,200	20,596	1,589	140

Shares repurchased	(210,352,492)	(487,746,379)	(8,068,096)	(25,759,935)

Net increase (decrease) from capital share transactions	(37,555,771)	111,223,958	(3,314,735)	(3,939,043)

Total increase (decrease) in net assets	69,358,243	140,978,670	3,149,771	(5,215,322)

NET ASSETS:
Beginning of period	1,845,847,420	1,704,868,750	73,977,005	79,192,327

End of period	$1,915,205,663	$1,845,847,420	$77,126,776	$73,977,005

Accumulated net investment income (loss) at end of period	$(4,595,960)	$—	$17,884	$143,125

Fund share transactions:
Shares sold	6,205,870	20,957,242	233,579	1,124,245
Reinvested distributions	—	2,234,471	9,236	25,667

	6,205,870	23,191,713	242,815	1,149,912
Shares repurchased	(7,723,497)	(19,355,268)	(413,401)	(1,348,481)

Net increase (decrease) in fund shares	(1,517,627)	3,836,445	(170,586)	(198,569)

51

FINANCIAL HIGHLIGHTS

BUFFALO BALANCED FUND

Condensed data for a share of capital	SIX MONTHS ENDED SEPTEMBER 30, 2005	YEARS ENDED MARCH 31,
stock outstanding throughout the period.	(UNAUDITED)	2005	2004	2003	2002(1)	2001

Net asset value, beginning of period	$9.98	$9.38	$7.27	$9.27	$8.97	$9.86

Income from investment operations:
Net investment income	0.15	0.29	0.29	0.20	0.33	0.35
Net gains (losses) on securities
(both realized and unrealized)	0.49	0.62	2.12	(1.99)	0.23	(0.79)

Total from investment operations	0.64	0.91	2.41	(1.79)	0.56	(0.44)

Less dividends from net investment income	(0.15)	(0.31)	(0.30)	(0.21)	(0.26)	(0.45)

Paid-in capital from redemption fees (Note 4)	— (2)	— (2)	—	—	—	—

Net asset value, end of period	$10.47	$9.98	$9.38	$7.27	$9.27	$8.97

Total return*	6.39%	9.75%	33.50%	(19.32%)	6.48%	(4.58%)

Ratios/Supplemental Data
Net assets, end of period (in thousands)	$150,729	$143,041	$77,275	$18,050	$22,869	$27,690
Ratio of expenses to average net assets**	1.03%	1.03%	1.05%	1.10%	1.08%	1.06%
Ratio of net investment income
to average net assets**	2.92%	3.13%	3.47%	2.60%	2.71%	3.72%
Portfolio turnover rate	9%	30%	32%	45%	12%	68%

*	Total return not annualized for periods of less than one full year.
**	Annualized for periods less than one full year.
(1)	As required, effective April 1, 2001, the Fund has adopted the provisions of the AICPA Audit and Accounting Guide for Investment Companies and began amortizing premiums on debt securities. The effect of this change for the period ended March 31, 2002 was to decrease net investment income per share by less than 1/2 of a cent, increase net realized and unrealized gains and losses per share by less than 1/2 of a cent, and the ratio of net investment income to average net assets per share was unchanged. Per share, ratios and supplemental data for periods prior to April 1, 2001 have not been restated to reflect this change in presentation.
(2)	Less than $0.01 per share.

See accompanying Notes to Financial Statements.

52

FINANCIAL HIGHLIGHTS

BUFFALO HIGH YIELD FUND

Condensed data for a share of capital	SIX MONTHS ENDED SEPTEMBER 30, 2005	YEARS ENDED MARCH 31,
stock outstanding throughout the period.	(UNAUDITED)	2005	2004	2003	2002(1)	2001

Net asset value, beginning of period	$11.13	$11.24	$9.86	$9.87	$10.24	$10.21

Income from investment operations:
Net investment income	0.28	0.42	0.43	0.55	0.73	1.05
Net gains (losses) on securities
(both realized and unrealized)	(0.03)	(0.09)	1.37	0.01	(0.34)	0.02

Total from investment operations	0.25	0.33	1.80	0.56	0.39	1.07

Less dividends from net investment income	(0.34)	(0.44)	(0.43)	(0.57)	(0.76)	(1.04)

Paid-in capital from redemption fees (Note 4)	— (2)	— (2)	0.01	—	—	—

Net asset value, end of period	$11.04	$11.13	$11.24	$9.86	$9.87	$10.24

Total return*	2.32%	2.96%	18.56%	5.95%	3.95%	11.16%

Ratios/Supplemental Data
Net assets, end of period (in thousands)	$252,217	$304,746	$324,123	$143,008	$69,857	$41,651
Ratio of expenses to average net assets**	1.02%	1.02%	1.03%	1.03%	1.04%	1.04%
Ratio of net investment income
to average net assets**	4.74%	3.71%	3.89%	6.24%	7.63%	10.30%
Portfolio turnover rate	11%	45%	51%	33%	36%	54%

*	Total return not annualized for periods of less than one full year.
**	Annualized for periods less than one full year.
(1)	As required, effective April 1, 2001, the Fund has adopted the provisions of the AICPA Audit and Accounting Guide for Investment Companies and began amortizing premiums on debt securities. The effect of this change for the period ended March 31, 2002 was to decrease net investment income per share by less than 1/2 of a cent, increase net realized and unrealized gains and losses per share by less than 1/2 of a cent, and decrease the ratio of net investment income to average net assets from 7.73% to 7.63%. Per share, ratios and supplemental data for periods prior to April 1, 2001 have not been restated to reflect this change in presentation.
(2)	Less than $0.01 per share.

See accompanying Notes to Financial Statements.

53

FINANCIAL HIGHLIGHTS

BUFFALO LARGE CAP FUND

Condensed data for a share of capital	SIX MONTHS ENDED SEPTEMBER 30, 2005	YEARS ENDED MARCH 31,
stock outstanding throughout the period.	(UNAUDITED)	2005	2004	2003	2002	2001

Net asset value, beginning of period	$17.81	$17.57	$12.57	$18.14	$17.99	$21.91

Income from investment operations:
Net investment income (loss)	0.02	0.12	0.01	0.03	(0.03)	0.04
Net gains (losses) on securities
(both realized and unrealized)	0.52	0.15	5.02	(5.60)	0.39	(1.98)

Total from investment operations	0.54	0.27	5.03	(5.57)	0.36	(1.94)

Less distributions:
Dividends from net investment income	(0.12)	(0.03)	(0.03)	—	(0.01)	(0.03)
Distributions from capital gains	—	—	—	—	(0.20)	(1.95)

Total distributions	(0.12)	(0.03)	(0.03)	—	(0.21)	(1.98)

Paid-in capital from redemption fees (Note 4)	— (1)	— (1)	—	—	—	—

Net asset value, end of period	$18.23	$17.81	$17.57	$12.57	$18.14	$17.99

Total return*	3.05%	1.52%	40.05%	(30.71%)	2.06%	(9.86%)

Ratios/Supplemental Data
Net assets, end of period (in thousands)	$57,420	$56,299	$57,657	$35,664	$53,708	$42,927
Ratio of expenses to average net assets**	1.04%	1.05%	1.04%	1.06%	1.06%	1.04%
Ratio of net investment income (loss)
to average net assets**	0.20%	0.64%	0.10%	0.21%	(0.17%)	0.17%
Portfolio turnover rate	14%	17%	41%	16%	7%	27%

*	Total return not annualized for periods of less than one full year.
**	Annualized for periods less than one full year.
(1)	Less than $0.01 per share.

See accompanying Notes to Financial Statements.

54

FINANCIAL HIGHLIGHTS

BUFFALO MICRO CAP FUND

Condensed data for a share of capital	SIX MONTHS ENDED SEPTEMBER 30, 2005	FOR THE PERIOD FROM MAY 21, 2004 (COMMENCEMENT OF OPERATIONS) TO
stock outstanding throughout the period.	(UNAUDITED)	MARCH 31, 2005

Net asset value, beginning of period	$10.62	$10.00

Income from investment operations:
Net investment loss	(0.06)	(0.07)
Net gains on securities (both realized and unrealized)	1.21	0.66

Total from investment operations	1.15	0.59

Paid-in capital from redemption fees (Note 4)	— (1)	0.03

Net asset value, end of period	$11.77	$10.62

Total return*	10.83%	6.20%

Ratios/Supplemental Data
Net assets, end of period (in thousands)	$48,215	$39,327
Ratio of expenses to average net assets**	1.53%	1.58%
Ratio of net investment loss to average net assets**	(1.05%)	(1.14%)
Portfolio turnover rate*	29%	28%

*	Not annualized for periods less than one full year
**	Annualized for periods less than one full year
(1)	Less than $0.01 per share.

See accompanying Notes to Financial Statements.

55

FINANCIAL HIGHLIGHTS

BUFFALO MID CAP FUND

Condensed data for a share of capital	SIX MONTHS ENDED SEPTEMBER 30, 2005	YEARS ENDED MARCH 31,			FOR THE PERIOD FROM DECEMBER 17, 2001 (COMMENCEMENT OF OPERATIONS) TO
stock outstanding throughout the period.	(UNAUDITED)	2005	2004	2003	MARCH 31, 2002

Net asset value, beginning of period	$12.54	$12.43	$7.54	$10.12	$10.00

Income from investment operations:
Net investment loss	(0.02)	(0.04)	(0.04)	(0.04)	(0.01)
Net gains (losses) on securities
(both realized and unrealized)	1.38	0.31	4.93	(2.54)	0.13

Total from investment operations	1.36	0.27	4.89	(2.58)	0.12

Less distributions from capital gains	—	(0.16)	—	—	—

Paid-in capital from redemption fees (Note 4)	— (1)	— (1)	—	—	—

Net asset value, end of period	$13.90	$12.54	$12.43	$7.54	$10.12

Total return*	10.85%	2.15%	64.85%	(25.49%)	1.20%

Ratios/Supplemental Data
Net assets, end of period (in thousands)	$218,759	$170,880	$112,070	$39,193	$31,755
Ratio of expenses to average net assets**	1.02%	1.03%	1.03%	1.10%	1.16%
Ratio of net investment loss to average net assets**	(0.30%)	(0.39%)	(0.48%)	(0.59%)	(0.71%)
Portfolio turnover rate*	11%	21%	24%	8%	3%

*	Not annualized for periods less than one full year
**	Annualized for periods less than one full year
(1)	Less than $0.01 per share.

See accompanying Notes to Financial Statements.

56

FINANCIAL HIGHLIGHTS

BUFFALO SCIENCE & TECHNOLOGY FUND

Condensed data for a share of capital	SIX MONTHS ENDED SEPTEMBER 30, 2005	YEARS ENDED MARCH 31,			FOR THE PERIOD FROM APRIL 16, 2001 (COMMENCEMENT OF OPERATIONS) TO
stock outstanding throughout the period.	(UNAUDITED)	2005	2004	2003	MARCH 31, 2002

Net asset value, beginning of period	$10.73	$11.04	$6.01	$10.18	$10.00

Income from investment operations:
Net investment loss	(0.02)	(0.02)	(0.04)	(0.05)	(0.05)
Net gains (losses) on securities
(both realized and unrealized)	1.33	(0.29)	5.07	(4.12)	0.23

Total from investment operations	1.31	(0.31)	5.03	(4.17)	0.18

Paid-in capital from redemption fees (Note 4)	— (1)	— (1)	—	—	—

Net asset value, end of period	$12.04	$10.73	$11.04	$6.01	$10.18

Total return*	12.21%	(2.81%)	83.69%	(40.96%)	1.80%

Ratios/Supplemental Data
Net assets, end of period (in thousands)	$78,895	$62,690	$34,924	$14,537	$18,512
Ratio of expenses to average net assets**	1.04%	1.05%	1.03%	1.23%	1.17%
Ratio of net investment loss to average net assets**	(0.41%)	(0.24%)	(0.55%)	(0.73%)	(0.77%)
Portfolio turnover rate*	29%	25%	38%	26%	4%

*	Not annualized for periods less than one full year
**	Annualized for periods less than one full year
(1)	Less than $0.01 per share.

See accompanying Notes to Financial Statements.

57

FINANCIAL HIGHLIGHTS

BUFFALO SMALL CAP FUND

Condensed data for a share of capital	SIX MONTHS ENDED SEPTEMBER 30, 2005	YEARS ENDED MARCH 31,
stock outstanding throughout the period.	(UNAUDITED)	2005	2004	2003	2002	2001

Net asset value, beginning of period	$26.30	$25.70	$13.79	$21.08	$14.97	$15.38

Income from investment operations:
Net investment loss	(0.07)	(0.07)	(0.10)	(0.10)	(0.03)	(0.01)
Net gains (losses) on securities
(both realized and unrealized)	1.66	1.56	12.21	(7.16)	6.17	1.27

Total from investment operations	1.59	1.49	12.11	(7.26)	6.14	1.26

Less distributions:
Dividends from net investment income	—	(0.02)	—	—	—	—
Distributions from capital gains	—	(0.87)	(0.20)	(0.03)	(0.03)	(1.67)

Total distributions	—	(0.89)	(0.20)	(0.03)	(0.03)	(1.67)

Paid-in capital from redemption fees (Note 4)	— (1)	— (1)	—	—	—	—

Net asset value, end of period	$27.89	$26.30	$25.70	$13.79	$21.08	$14.97

Total return*	6.05%	5.75%	88.07%	(34.49%)	41.04%	8.95%

Ratios/Supplemental Data
Net assets, end of period (in thousands)	$1,915,206	$1,845,847	$1,704,869	$685,634	$1,285,143	$53,473
Ratio of expenses to average net assets**	1.01%	1.01%	1.01%	1.02%	1.01%	1.04%
Ratio of net investment loss to average net assets**	(0.48%)	(0.28%)	(0.53%)	(0.55%)	(0.44%)	(0.12%)
Portfolio turnover rate	15%	35%	22%	24%	6%	31%

*	Total return not annualized for periods of less than one full year.
**	Annualized for periods less than one full year.
(1)	Less than $0.01 per share.

See accompanying Notes to Financial Statements.

58

FINANCIAL HIGHLIGHTS

BUFFALO USA GLOBAL FUND

Condensed data for a share of capital	SIX MONTHS ENDED SEPTEMBER 30, 2005	YEARS ENDED MARCH 31,
stock outstanding throughout the period.	(UNAUDITED)	2005	2004	2003	2002	2001

Net asset value, beginning of period	$18.82	$19.18	$13.04	$18.84	$17.48	$25.01

Income from investment operations:
Net investment income (loss)	0.02	0.12	0.02	(0.01)	(0.06)	(0.01)
Net gains (losses) on securities
(both realized and unrealized)	1.72	(0.37)	6.12	(5.79)	1.42	(4.67)

Total from investment operations	1.74	(0.25)	6.14	(5.80)	1.36	(4.68)

Less distributions:
Dividends from net investment income	(0.05)	(0.11)	—	—	—	—
Distributions from capital gains	—	—	—	—	—	(2.85)

Total distributions	(0.05)	(0.11)	—	—	—	(2.85)

Paid-in capital from redemption fees (Note 4)	— (1)	— (1)	—	—	—	—

Net asset value, end of period	$20.51	$18.82	$19.18	$13.04	$18.84	$17.48

Total return*	9.25%	(1.30%)	47.11%	(30.79%)	7.78%	(19.80%)

Ratios/Supplemental Data
Net assets, end of period (in thousands)	$77,127	$73,977	$79,192	$60,735	$72,579	$49,335
Ratio of expenses to average net assets**	1.04%	1.04%	1.03%	1.04%	1.05%	1.03%
Ratio of net investment income (loss)
to average net assets**	0.16%	0.67%	0.14%	(0.10%)	(0.39%)	(0.05%)
Portfolio turnover rate	4%	33%	21%	7%	6%	17%

*	Total return not annualized for periods of less than one full year.
**	Annualized for periods less than one full year.
(1)	Less than $0.01 per share.

See accompanying Notes to Financial Statements.

59

NOTES TO FINANCIAL
STATEMENTS

September 30, 2005 (unaudited)

1. SIGNIFICANT ACCOUNTING POLICIES:

The Buffalo Balanced Fund, Inc., Buffalo High Yield Fund, Inc., Buffalo Large Cap Fund, Inc., Buffalo Funds (comprised of the Buffalo Micro Cap Fund, Buffalo Mid Cap Fund and Buffalo Science & Technology Fund), Buffalo Small Cap Fund, Inc. and Buffalo USA Global Fund, Inc. (the “Funds”) are registered under the Investment Company Act of 1940, as amended, as diversified open-end management investment companies. The shares of the Buffalo Funds are issued in multiple series, with each series, in effect, representing a separate Fund. The following is a summary of significant accounting policies consistently followed by the Funds in the preparation of their financial statements.

A. INVESTMENT VALUATION — Corporate stocks and bonds traded on a national securities exchange or national market, except those traded using the National Association of Securities Dealers’ Automated Quotation System (“NASDAQ”), are valued at the latest sales price thereof. All equity securities that are traded using NASDAQ are valued using the NASDAQ Official Closing Price (“NOCP”), which may not necessarily represent the last sales price. If there has been no sale on such exchange or on NASDAQ on such day, the security is valued at the mean between the most recent quoted bid and asked price.

When market quotations are not readily available, any security or other asset is valued at its fair value as determined in good faith under procedures approved by the Boards of Directors. If events occur that will affect the value of a Fund’s portfolio securities before the NAV has been calculated, the security will generally be priced using a fair value procedure. The Board has adopted specific procedures for valuing portfolio securities and delegated the responsibility of fair value determinations to a Valuation Committee. Some of the factors that may be considered by the Valuation Committee in determining fair value are fundamental analytical data relating to the investment; the nature and duration of any restriction on the disposition; trading in similar securities of the same issuer or comparable companies; information from broker-dealers; and an evaluation of the forces that influence the market in which the securities are purchased or sold.

Securities with maturities of 60 days or less when acquired or subsequently within 60 days of maturity are valued at amortized cost, which approximates market value.

B. FEDERAL INCOME TAXES — Each Fund complies with the requirements of Subchapter M of the Internal Revenue Code necessary to qualify as regulated investment companies and to make the requisite distributions of income and capital gains to its shareholders sufficient to relieve it from all or substantially all federal income taxes. Therefore, no federal income tax provision has been provided.

C. INVESTMENT TRANSACTIONS AND INVESTMENT INCOME — Investment transactions are accounted for on the date the securities are purchased or sold (trade date). Dividend income is recorded on the ex-dividend date. Interest income is recognized on the accrual basis. Realized gains and losses from investment transactions are reported on the identified cost basis. All discounts/premiums are accreted/amortized for financial reporting purposes and are included in interest income.

D. DISTRIBUTIONS TO SHAREHOLDERS — Distributions to shareholders are recorded on the ex-dividend date. Distributions are determined in accordance with income tax regulations, which may differ from U.S. generally accepted accounting principles. These differences are primarily due to differing treatments for premium amortization on debt securities and deferral of post October and wash sale losses.

E. USE OF ESTIMATES — The preparation of financial statements in conformity with U.S. generally accepted accounting principles requires management to make estimates and assumptions that affect the amounts reported in the financial statements and accompanying notes. Actual results could differ from such estimates.

F. INDEMNIFICATIONS — Under the Funds’ organizational documents, its Officers and Directors are indemnified against certain liabilities arising out of the performance of their duties to the Funds. In addition, in the normal course of business, the Funds enter into contracts that provide general indemnification to other parties. The Funds’ maximum exposure under these arrangements is unknown as this would involve future claims that may be made against the Funds that have not yet occurred, and may not occur. However, the Funds have not had prior claims or losses pursuant to these contracts and expect the risk of loss to be remote.

60

2. FEDERAL TAX MATTERS:

The tax character of distributions paid during the periods ended September 30, 2005 and March 31, 2005 were as follows:

	SIX MONTHS ENDED SEPTEMBER 30, 2005			YEAR ENDED MARCH 31, 2005

	ORDINARY INCOME	LONG-TERM CAPITAL GAINS	RETURN OF CAPITAL	ORDINARY INCOME	LONG-TERM CAPITAL GAINS	RETURN OF CAPITAL

Buffalo Balanced Fund	$2,054,909	$—	$—	$3,923,730	$—	$—
Buffalo High Yield Fund	7,951,279	—	—	12,618,871	—	—
Buffalo Large Cap Fund	89,126	—	—	88,195	—	—
Buffalo Micro Cap Fund(1)	—	—	—	—	—	—
Buffalo Mid Cap Fund	—	—	—	720,305	1,339,808	—
Buffalo Science & Technology Fund	—	—	—	—	—	—
Buffalo Small Cap Fund	—	—	—	33,687,874	39,992,904	—
Buffalo USA Global Fund	185,287	—	—	508,381	—	—

(1)	Commenced operations on May 21, 2004.
The tax characteristics of the distributions paid for the six months ended September 30, 2005 are estimated based on current period results and may differ from their ultimate classification once the Funds have completed their tax year ending March 31, 2006.

As of March 31, 2005, the components of accumulated earnings (losses) on a tax basis were as follows:

	BUFFALO BALANCED FUND	BUFFALO HIGH YIELD FUND	BUFFALO LARGE CAP FUND	BUFFALO MICRO CAP FUND

Cost of investments(a)	$130,255,095	$293,108,543	$50,911,654	$38,591,145

Gross unrealized appreciation	17,095,866	15,464,876	9,918,870	4,374,699
Gross unrealized depreciation	(5,215,902)	(8,915,466)	(4,569,499)	(3,229,111)

Net unrealized appreciation	$11,879,964	$6,549,410	$5,349,371	$1,145,588

Undistributed ordinary income	68,504	1,786,196	319,568	220,651
Undistributed long-term capital gain	—	—	—	—

Total distributable earnings	$68,504	$1,786,196	$319,568	$220,651

Other accumulated gains (losses)	(6,730,968)	(114,829)	(3,269,323)	—

Total accumulated earnings (losses)	$5,217,500	$8,220,777	$2,399,616	$1,366,239

(a)	Represents cost for federal income tax purposes and differs from the cost for financial reporting purposes.

	BUFFALO MID CAP FUND	BUFFALO SCIENCE & TECHNOLOGY FUND	BUFFALO SMALL CAP FUND	BUFFALO USA GLOBAL FUND

Cost of investments(a)	$149,758,967	$58,397,947	$1,516,521,388	$63,991,152

Gross unrealized appreciation	26,275,653	8,660,620	435,395,870	14,546,471
Gross unrealized depreciation	(6,618,471)	(4,278,339)	(115,919,237)	(4,335,961)

Net unrealized appreciation	$19,657,182	$4,382,281	$319,476,633	$10,210,510

Undistributed ordinary income	1,297,834	—	11,390,003	143,125
Undistributed long-term capital gain	169,317	—	123,577,072	—

Total distributable earnings	$1,467,151	$—	$134,967,075	$143,125

Other accumulated gains (losses)	—	(400,113)	—	(1,159,517)

Total accumulated earnings (losses)	$21,124,333	$3,982,168	$454,443,708	$9,194,118

(a)	Represents cost for federal income tax purposes and differs from the cost for financial reporting purposes.

61

NOTES TO FINANCIAL
STATEMENTS (Continued)

As of March 31, 2005, the accumulated net realized loss on sales of investments and losses deferred for federal income tax purposes which are available to offset future taxable gains are as follows:

	CAPITAL LOSS CARRYOVER	EXPIRES

Buffalo Balanced Fund	$2,546,950	2007
	2,192,010	2009
	226,010	2011
	601,388	2012
	29,360	2013
Buffalo High Yield Fund	114,829	2011
Buffalo Large Cap Fund	2,259,380	2011
	1,009,943	2012
Buffalo Science & Technology Fund	400,113	2011
Buffalo USA Global Fund	1,159,517	2011

The Buffalo Balanced Fund incurred a loss for tax purposes from November 1, 2004 to March 31, 2005 in the amount of $1,135,250. As permitted by tax regulations, the Fund elected to defer and treat this loss as arising in the fiscal year ended March 31, 2006.

For the fiscal year ended March 31, 2005, certain dividends paid by the Funds may be subject to a maximum tax rate of 15%, as provided for by the Jobs and Growth Tax Relief Reconciliation Act of 2003. The percentage of dividends declared from net investment income designated as qualified dividend income for each Fund were as follows (unaudited):

Buffalo Balanced Fund	42%
Buffalo High Yield Fund	9%
Buffalo Large Cap Fund	100%
Buffalo Mid Cap Fund	39%
Buffalo Small Cap Fund	25%
Buffalo USA Global Fund	100%

For corporate shareholders, the percentage of ordinary income distributions qualifying for the corporate dividends received deduction for the fiscal year ended March 31, 2005 were as follows (unaudited):

Buffalo Balanced Fund	39%
Buffalo High Yield Fund	7%
Buffalo Large Cap Fund	100%
Buffalo Mid Cap Fund	30%
Buffalo Small Cap Fund	22%
Buffalo USA Global Fund	100%

3. TRANSACTIONS WITH AFFILIATES:

Management fees are paid to Kornitzer Capital Management, Inc. at the rate of 1.00% per annum of the average daily net asset values of the Funds, except for the Buffalo Micro Cap Fund, which has a management fee rate of 1.45%. The management fees are for services, which include administration and all other operating expenses of the Funds, except the cost of acquiring and disposing of portfolio securities, taxes, if any, imposed directly on the Funds and its shares, insurance, certain director expenses and the cost of qualifying the Funds’ shares for sale in any jurisdiction. Certain officers and a director of the Funds are also officers and/or directors of Kornitzer Capital Management, Inc.

A director of the Funds is affiliated with U.S. Bancorp Fund Services, LLC and U.S. Bank, N.A., which provide accounting, administration, transfer agency and custodian services to the Funds.

4. REDEMPTION FEE:

Shares of the Buffalo Balanced Fund, Buffalo Large Cap Fund, Buffalo Mid Cap Fund, Buffalo Science & Technology Fund and Buffalo USA Global Fund sold or exchanged within two months of their purchase and shares of the Buffalo High Yield Fund, Buffalo Micro Cap Fund and Buffalo Small Cap Fund sold or exchanged within six months of their purchase are subject to a redemption fee of 2.00% of the value of the shares sold or exchanged. The Fund will employ the “first in, first out” method to calculate the two month or six month holding period. The redemption fee does not apply to shares purchased through reinvested distributions (dividends and capital gains) or to shares held through 401(k) or other retirement plans. The redemption fee is retained by the Funds and will help pay transaction and tax costs that long-term investors may bear when the Funds realize capital gains as a result of selling securities to meet investor redemptions.

62

5. INVESTMENT TRANSACTIONS:

The aggregate purchases and sales of securities, excluding short-term investments and U.S. government securities, for the Funds for the six months ended September 30, 2005, were as follows:

	BUFFALO BALANCED FUND	BUFFALO HIGH YIELD FUND	BUFFALO LARGE CAP FUND	BUFFALO MICRO CAP FUND	BUFFALO MID CAP FUND	BUFFALO SCIENCE & TECHNOLOGY FUND	BUFFALO SMALL CAP FUND	BUFFALO USA GLOBAL FUND

Purchases	$17,099,392	$42,864,227	$8,059,762	$15,346,194	$44,162,181	$25,836,563	$271,479,702	$3,075,915
Proceeds from Sales	$11,264,951	$25,961,619	$9,627,573	$11,259,580	$18,990,140	$20,219,051	$316,581,253	$6,879,648

There were no purchases or sales of long-term U.S. government securities for any Funds during the six months ended September 30, 2005.

6. OTHER AFFILIATES:*

Investments representing 5% or more of the outstanding voting securities of a portfolio company result in that company being considered an affiliated company, as defined in the 1940 Act. The aggregate market value of all securities of affiliated companies held in the Buffalo Small Cap Fund as of September 30, 2005 amounted to $76,046,228 representing 3.97% of net assets. There were no affiliated companies held in any other Funds. Transactions in the Buffalo Small Cap Fund during the six months ended September 30, 2005 in which the issuer was an “affiliated person” are as follows:

	GAMCO INVESTORS, INC. – CLASS A**	HEIDRICK & STRUGGLES INTERNATIONAL, INC.	J. JILL GROUP INC.	TOTAL

March 31, 2005
Balance
Shares	—	—	1,329,790	1,329,790
Cost	$—	$—	$20,294,000	$20,294,000
Gross Additions
Shares	68,800	95,600	—	164,400
Cost	$3,115,721	$2,433,707	$—	$5,549,428
Gross Deductions
Shares	—	—	—	—
Cost	$—	$—	$—	$—
September 30, 2005
Balance
Shares	414,800	1,111,500	1,329,790	2,856,090
Cost	$16,319,567	$35,632,678	$20,294,000	$72,246,245

Realized gain	$—	$—	$—	$—

Investment income	$7,134	$—	$—	$7,134

*	As a result of the Buffalo Small Cap Fund’s beneficial ownership of the common stock of these companies, regulators require that the Fund state that it may be deemed an affiliate of the respective issuer. The Fund disclaims that the “affiliated persons” are affiliates of the Distributor, Advisor, Funds or any other client of the Advisor.
**	Gabelli Asset Management Inc. – Class A changed its name to Gamco Investors, Inc. – Class A effective August 29, 2005.
Note: Schedule may not roll forward as schedule only reflects activity during time the Fund was deemed an affiliate (held more than 5% of stock’s outstanding securities).

The Buffalo Funds have adopted proxy voting polices and procedures that delegate to Kornitzer Capital Management, Inc., the Funds’ investment adviser, the authority to vote proxies. A description of the Buffalo Funds proxy voting policies and procedures is available without charge, upon request, by calling the Funds toll free at 1-800-49-BUFFALO. A description of these policies and procedures is also included in the Funds’ Statement of Additional Information, which is available on the SEC’s website at http://www.sec.gov.

The actual voting records relating to portfolio securities during the twelve month period June 30, 2005 (as filed with the SEC on Form N-PX) are available without charge, upon request, by calling the Funds toll free at 1-800-49-BUFFALO or by accessing the SEC’s website at http://www.sec.gov.

The Funds file their complete schedule of portfolio holdings with the SEC four times each fiscal year at quarter-ends. The Funds file the Schedule of Portfolio Holdings with the SEC on Form N-CSR (second and fourth quarters) and on Form N-Q (first and third quarters). Shareholders may view the Funds’ Forms N-CSR and N-Q on the SEC’s website at www.sec.gov. Forms N-CSR and N-Q may also be reviewed and copied at the SEC’s Public Reference Room in Washington, D.C. Information on the SEC’s Public Reference Room may be obtained by calling 1-202-942-8090 (direct) or 1-800-SEC-0330 (general SEC number).

63

BUFFALO FUNDS

Balanced Fund High Yield Fund Large Cap Fund Micro Cap Fund Mid Cap Fund Science & Technology Fund Small Cap Fund USA Global Fund

1-800-49-BUFFALO (1-800-492-8332) www.buffalofunds.com

Item 2. Code of Ethics.

Not applicable for semi-annual reports.

Item 3. Audit Committee Financial Expert.

Not applicable for semi-annual reports.

Item 4. Principal Accountant Fees and Services.

Not applicable for semi-annual reports.

Item 5. Audit Committee of Listed Registrants.

Not applicable.

Item 6. Schedule of Investments.

Schedule of Investments is included as part of the report to shareholders filed under Item 1 of this Form.

Item 7. Disclosure of Proxy Voting Policies and Procedures for Closed-End Management Investment Companies.

Not applicable.

Item 8. Portfolio Managers of Closed-End Management Investment Companies

Not applicable.

Item 9. Purchases of Equity Securities by Closed-End Management Investment Company and Affiliated Purchases.

Not applicable.

Item 10. Submission of Matters to a Vote of Security Holders.

Not Applicable.

Item 11. Controls and Procedures.

(a)	The registrant’s Principal Executive Officer and Principal Financial Officer has reviewed the registrant’s disclosure controls and procedures (as defined in Rule 30a-3(c) under the Investment Company Act of 1940 (the “1940 Act”)) as of a date within 90 days of the filing of this report as required by Rule 30a-3(b) under the 1940 Act and Rules 13a-15(b) or 15d-15(b) under the Securities Exchange Act of 1934. Based on his review, the Principal Executive Officer and Principal Financial Officer has concluded that the disclosure controls and procedures are effective in ensuring that information required to be disclosed in this report is appropriately recorded, processed, summarized and reported and made known to him by others within the registrant and by the registrant’s service providers.

(b)	There were no changes in the registrant’s internal controls over financial reporting that occurred during the registrant’s second fiscal quarter of the period covered by this report that have materially affected, or are reasonably likely to materially affect, registrant’s internal control over financial reporting.

Item 12. Exhibits.

(a)	(1) Any code of ethics or amendment thereto, that is subject of the disclosure required by Item 2, to the extent that the registrant intends to satisfy Item 2 requirements through filing an exhibit. Not Applicable.

(2) Certifications pursuant to Section 302(a) of the Sarbanes-Oxley Act of 2002 are filed herewith.

(3) Not Applicable.

(b)	Certification pursuant to Section 906 of the Sarbanes-Oxley Act of 2002. Furnished herewith.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

(Registrant)	Buffalo Small Cap Fund, Inc.

By (Signature and Title)	/s/ Kent W. Gasaway Kent W. Gasaway, President and Treasurer

Date	December 8, 2005

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By (Signature and Title)	/s/ Kent W. Gasaway Kent W. Gasaway, President and Treasurer

Date	December 8, 2005